UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09943

                                 PITCAIRN FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                           Jenkintown, PA 19046-3531
              (Address of principal executive offices) (Zip code)

                         The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-214-6744

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       Semi-Annual Report to Shareholders

                                 [LOGO OMITTED]
                                 PITCAIRN FUNDS

                             Diversified Value Fund

                                Select Value Fund

                             Diversified Growth Fund

                               Select Growth Fund

                                 Small Cap Fund

                             Family Heritage(R) Fund

                            International Equity Fund

                                Taxable Bond Fund

                              Tax-Exempt Bond Fund

                                 April 30, 2003

                           TABLE OF CONTENTS
                           -----------------

Letter to Shareholders ......................................  1

Statements of Net Assets

     Diversified Value Fund .................................  2

     Select Value Fund ......................................  4

     Diversified Growth Fund ................................  6

     Select Growth Fund .....................................  8

     Small Cap Fund .........................................  9

     Family Heritage(R) Fund ................................ 12

     International Equity Fund .............................. 14

     Taxable Bond Fund ...................................... 18

     Tax-Exempt Bond Fund ................................... 20

Statements of Operations .................................... 24

Statements of Changes in Net Assets ......................... 26

Financial Highlights ........................................ 30

Notes to Financial Statements ............................... 36

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

            Must be preceded or accompanied by a current prospectus.

Dear Pitcairn Funds Shareholder:

As 2002 drew to a close, investors were cautiously optimistic about a much-awaited rebound in the financial markets. To the delight of many investors, 2003 began with higher expectations given the attractive gains in early January. However, hopes soon faded amid the increasing uncertainty and concerns caused by both geopolitical and economic events.

War, the threat of terrorism, a harsh winter in the Northeast, SARS, and a sluggish global economy combined to produce particularly volatile markets. As expected, news surrounding the military action in Iraq added pressure to the stock market and buoyed the prices of Treasury securities. First quarter calendar year gross domestic product (GDP) rose at a 1.60% annual rate, after growing 1.40% during the fourth quarter of 2002. Economic growth was spurred by strong housing construction, a narrower trade deficit and consumer purchases of clothing, food and other nondurable items.

FINANCIAL MARKETS IN REVIEW

The first half of fiscal 2003 (ending April 30, 2003) was made up of two somewhat different quarters. The U.S. stock market got off to a reasonably weak start. For the three months ending January 31, 2003, the Wilshire 5000 Total Market Index produced a return of -2.37%. As questions concerning the outcome of the conflict with Iraq were resolved, a process that began on March 12, the markets rebounded during the second fiscal quarter to return 7.57%. The Wilshire 5000 Total Market Index return for the first half of the fiscal year was a respectable 5.02%.

Once again, the spread in returns between market segments was noteworthy. For the six months ended April 30, 2003, small cap stocks, as measured by the Russell 2000(R) Index, returned 7.55% while large cap stocks, as measured by the Russell 1000(R) Index, returned 4.75%.

Looking at the style or "growth and value" segments of the U.S. stock market for the six months, there was a degree of intra-period volatility. In the first three months of the fiscal year, the Russell 3000(R) Value Index returned -0.69% as the Growth Index experienced a return of -4.00%. However, in the second three months, the Russell 3000(R) Growth Index led with a return of 8.84% versus 6.14% for the Value Index. On the heels of victory in Iraq, April was the big month with a return of 7.52% for the growth segment and 8.85% for the value segment.

In the fixed income arena, the Treasury market was affected primarily by the ebb and flow of geopolitical and economic concerns and their impact on the stock market. At the end of April, the 10-year U.S. Treasury yield, at 3.83%, finished the six-month period slightly below its starting level of 3.89%. While all eyes were fixed on the gyrations of the stock market as a predictor of future economic trends, the corporate bond market provided fairly consistent signals of better times ahead as corporate spreads narrowed. Over the first six months of the fiscal year, the taxable bond market managed to outpace the tax-exempt bond market by 2.46 percentage points. This resulted in a continued narrowing in the spread between tax-exempt and taxable issues with high-grade tax-exempts ending the period yielding over 90% of Treasury yields.

PITCAIRN FUNDS

Through our disciplined approach to portfolio management, our portfolios were able to avoid some, but not all, of the volatility surrounding the markets. For the first six months of the fiscal year, more than half of our strategies fell short of outperforming their benchmarks due in large part to holdings in sectors that were generally regarded as more economically sensitive: Telecommunications, Basic Materials and Industrials.

While late 2002 and early 2003 were difficult months for our portfolios, March and April witnessed a rebound as more than half of our Funds outperformed their respective benchmarks. Of note, our Select Growth Fund turned in a strong six months as it posted a return of 6.44%, while its benchmark, the Russell 1000(R) Growth Index, produced a return of 4.28%.

Both of Pitcairn's Fixed Income Funds outperformed their respective benchmarks during the period. In particular, our Tax-Exempt Bond portfolio outperformed its benchmark, the Lehman Municipal Bond Index, by 0.33 percentage points. Underweightings in California and New York and the avoidance of Tobacco Settlement Bonds have been major contributors to the Fund's outperformance. During the first calendar quarter of 2003, the portfolio was ranked in the top 2% of the 303 funds that comprise the Lipper Fund Classification, General Municipal Debt Funds. The two-year performance number placed the portfolio among the top 15% of funds.

While the markets continue to display some skepticism regarding the pace of economic activity, we believe there are a number of positive trends emerging as we approach summer. President Bush's recently passed tax plan may provide the much-needed stimulus to resurrect the sluggish economy and financial markets. Looking ahead, we will continue to monitor the outcome of this legislation and analyze the impact on our shareholders.

In managing the Pitcairn Funds, we will continue to focus on adding value for our shareholders through the consistent application of our research processes while assuring that each portfolio remains true to its strategic mission. We thank you for your investment in the Pitcairn Funds.

Sincerely,





/S/ JACK YATES, III
-------------------
    Jack Yates, III
    Executive Vice President
    Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.0%)
APPAREL/TEXTILES (0.5%)
   Jones Apparel Group*                           20,025           $    571
                                                                   --------
BANKS (19.8%)
   Bank of America                                53,285              3,946
   Bank of New York                               24,810                656
   Bank One                                       35,480              1,279
   Citigroup                                     164,700              6,464
   FleetBoston Financial                          75,585              2,005
   JPMorgan Chase                                 60,170              1,766
   National Commerce Financial+                   61,440              1,250
   North Fork Bancorporation                      60,715              1,965
   US Bancorp                                     89,635              1,985
   Wells Fargo                                    53,665              2,590
                                                                   --------
                                                                     23,906
                                                                   --------
CHEMICALS (2.5%)
   Dow Chemical                                   28,320                924
   EI du Pont de Nemours                          48,060              2,044
                                                                   --------
                                                                      2,968
                                                                   --------
COMPUTER HARDWARE (1.6%)
   Hewlett-Packard                               119,120              1,942
                                                                   --------
COMPUTER SOFTWARE (2.1%)
   Computer Associates International              39,440                640
   International Business Machines                22,010              1,869
                                                                   --------
                                                                      2,509
                                                                   --------
CONSTRUCTION (0.5%)
   KB Home+                                       12,990                640
                                                                   --------
DEFENSE & AEROSPACE (2.5%)
   Boeing                                         24,835                678
   General Dynamics                               15,595                968
   Honeywell International                        34,075                804
   Titan*+                                        73,660                591
                                                                   --------
                                                                      3,041
                                                                   --------
DEPARTMENT STORES (0.8%)
   Federated Department Stores*                   29,730                910
                                                                   --------
DIVERSIFIED MANUFACTURING (1.3%)
   3M                                             12,900              1,626
                                                                   --------
DRUGS (3.3%)
   Abbott Laboratories                            23,370                949
   AmerisourceBergen                              21,895              1,267
   Invitrogen*                                    20,750                679
   Medicis Pharmaceutical, Cl A*+                 19,295              1,112
                                                                   --------
                                                                      4,007
                                                                   --------
ELECTRICAL UTILITIES (5.0%)
   FirstEnergy                                    54,120              1,825
   FPL Group                                      23,595              1,436
   SCANA+                                         38,960              1,237
   Wisconsin Energy+                              56,635              1,491
                                                                   --------
                                                                      5,989
                                                                   --------

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS (0.4%)
   Flextronics International*                     55,080           $    482
                                                                   --------
ENERGY RESERVES (7.2%)
   Exxon Mobil                                   192,950              6,792
   Newfield Exploration*+                         54,040              1,858
                                                                   --------
                                                                      8,650
                                                                   --------
FINANCIAL SERVICES (1.8%)
   American Express                               25,495                965
   Countrywide Financial                          17,200              1,163
                                                                   --------
                                                                      2,128
                                                                   --------
FOOD & BEVERAGE (2.4%)
   Adolph Coors, Cl B+                            11,650                624
   Conagra Foods                                  45,891                964
   McCormick                                      27,008                669
   Supervalu+                                     38,355                632
                                                                   --------
                                                                      2,889
                                                                   --------
FORESTRY & PAPER (0.5%)
   Weyerhaeuser                                   13,355                662
                                                                   --------
GAS UTILITIES (1.2%)
   KeySpan                                        44,105              1,494
                                                                   --------
GROCERY STORES (0.5%)
   Kroger*+                                       42,805                612
                                                                   --------
HOME PRODUCTS (3.1%)
   Fortune Brands                                 27,570              1,334
   Kimberly-Clark                                 14,260                710
   Procter & Gamble                               19,020              1,709
                                                                   --------
                                                                      3,753
                                                                   --------
HOTELS (0.6%)
   Starwood Hotels & Resorts
     Worldwide                                    25,305                679
                                                                   --------
INDUSTRIAL PARTS (2.7%)
   Illinois Tool Works                            32,650              2,089
   United Technologies                            19,360              1,197
                                                                   --------
                                                                      3,286
                                                                   --------
INFORMATION SERVICES (0.5%)
   Alliance Data Systems*+                        27,640                580
                                                                   --------
LIFE & HEALTH INSURANCE (1.7%)
   Torchmark                                      53,910              2,089
                                                                   --------
MEDIA (6.5%)
   Clear Channel Communications*                  27,390              1,071
   Comcast, Cl A*                                 57,062              1,821
   Entercom Communications*                       17,830                866
   Viacom, Cl B*                                  44,015              1,911
   Walt Disney                                   113,460              2,117
                                                                   --------
                                                                      7,786
                                                                   --------
MOTOR VEHICLES & PARTS (1.4%)
   American Axle & Manufacturing
     Holdings*+                                   19,990                498
   Lear*                                          30,150              1,198
                                                                   --------
                                                                      1,696
                                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
OIL REFINING (3.0%)
   ChevronTexaco                                  35,440           $  2,226
   ConocoPhillips                                 26,525              1,334
                                                                   --------
                                                                      3,560
                                                                   --------
PAPER & PAPER PRODUCTS (1.3%)
   International Paper                            45,475              1,626
                                                                   --------
PROPERTY & CASUALTY INSURANCE (5.7%)
   American International Group                   43,882              2,543
   Everest Re Group Ltd.                          28,335              1,974
   MGIC Investment+                               21,400                973
   St Paul Companies+                             38,565              1,324
                                                                   --------
                                                                      6,814
                                                                   --------
RAILROADS (0.8%)
   Norfolk Southern                               45,000                954
                                                                   --------
REAL ESTATE INVESTMENT TRUSTS (2.0%)
   AMB Property                                   49,890              1,362
   Apartment Investment &
     Management, Cl A                             26,850              1,014
                                                                   --------
                                                                      2,376
                                                                   --------
RESTAURANTS (0.9%)
   McDonald's                                     64,655              1,106
                                                                   --------
SECURITIES & ASSET MANAGEMENT (2.7%)
   Lehman Brothers Holdings                       30,865              1,944
   Merrill Lynch                                  33,010              1,355
                                                                   --------
                                                                      3,299
                                                                   --------
SEMICONDUCTORS (0.8%)
   Micron Technology*+                           117,990              1,003
                                                                   --------
SPECIALTY RETAIL (0.5%)
   Barnes & Noble*+                               30,930                609
                                                                   --------
TELEPHONE (6.4%)
   Alltel                                         14,350                672
   BellSouth                                      53,455              1,363
   CenturyTel                                     29,950                882
   SBC Communications                             96,680              2,259
   Verizon Communications                         68,705              2,568
                                                                   --------
                                                                      7,744
                                                                   --------
THRIFTS (1.8%)
   Washington Mutual                              54,685              2,160
                                                                   --------
TOBACCO (0.7%)
   Altria Group                                   28,765                885
                                                                   --------
TRUCK, SEA & AIR FREIGHT (1.0%)
   FedEx                                          19,885              1,191
                                                                   --------
Total Common Stock
     (Cost $128,266)                                                118,222
                                                                   --------
--------------------------------------------------------------------------------
                                             SHARES/FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES (8.9%)
   iShares(R) Russell 1000(R) Value
     Index Fund                                   31,750           $  1,500
   Northern Institutional Liquid
     Asset Portfolio (A)                       9,214,549              9,215
                                                                   --------
Total Registered Investment Companies
     (Cost $10,758)                                                  10,715
                                                                   --------
REPURCHASE AGREEMENT (0.6%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/03/03,
     matures 05/01/03, repurchase
     price $714,973 (collateralized by
     various government obligations,
     total market value $729,251)                   $715                715
                                                                   --------
Total Repurchase Agreement
     (Cost $715)                                                        715
                                                                   --------
Total Investments (107.5%)
     (Cost $139,739)                                                129,652
                                                                   --------
OTHER ASSETS AND LIABILITIES (-7.5%)
Other assets                                                            330
Payable for collateral on securities loaned                          (9,215)
Investment advisory fee payable                                         (53)
Administrative fee payable                                               (8)
Shareholder servicing fee payable                                       (24)
Other liabilities                                                       (68)
                                                                   --------
Total Other Assets and Liabilities, Net                              (9,038)
                                                                   --------
Total Net Assets (100.0%)                                          $120,614
                                                                   ========

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 13,973,213
   outstanding shares of beneficial interest                        139,240
Undistributed net investment income                                     218
Accumulated net realized loss on investments                         (8,757)
Net unrealized depreciation on investments                          (10,087)
                                                                   --------
Total Net Assets                                                   $120,614
                                                                   ========

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $8.63
                                                                      =====

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
LTD. -- LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




SELECT VALUE FUND


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.3%)
BANKS (14.8%)
   Citigroup                                      49,325            $ 1,936
   FleetBoston Financial                          75,650              2,006
   National Commerce Financial                    69,065              1,405
   North Fork Bancorporation                      45,685              1,478
                                                                    -------
                                                                      6,825
                                                                    -------
CHEMICALS (3.3%)
   EI du Pont de Nemours                          35,725              1,519
                                                                    -------
COMPUTER HARDWARE (3.4%)
   Hewlett-Packard                                97,545              1,590
                                                                    -------
DEFENSE & AEROSPACE (3.6%)
   Honeywell International                        42,080                993
   Titan*+                                        80,565                647
                                                                    -------
                                                                      1,640
                                                                    -------
DIVERSIFIED MANUFACTURING (2.7%)
   3M                                             10,050              1,267
                                                                    -------
DRUGS (3.7%)
   Pfizer                                         55,755              1,714
                                                                    -------
ELECTRICAL UTILITIES (2.3%)
   Wisconsin Energy                               39,945              1,052
                                                                    -------
ENERGY RESERVES (2.4%)
   Newfield Exploration*                          31,855              1,095
                                                                    -------
FINANCIAL SERVICES (4.2%)
   American Express                               50,890              1,927
                                                                    -------
FOOD & BEVERAGE (1.7%)
   Supervalu                                      47,520                783
                                                                    -------
GAS UTILITIES (3.8%)
   KeySpan                                        52,100              1,765
                                                                    -------
GROCERY STORES (2.5%)
   Kroger*                                        79,270              1,133
                                                                    -------
HEAVY ELECTRICAL EQUIPMENT (1.2%)
   Emerson Electric                               11,235                570
                                                                    -------
HOME PRODUCTS (2.1%)
   Fortune Brands                                 20,125                974
                                                                    -------
INFORMATION SERVICES (1.3%)
   Alliance Data Systems*+                        29,240                614
                                                                    -------
LIFE & HEALTH INSURANCE (5.8%)
   Torchmark                                      68,575              2,657
                                                                    -------
MEDIA (5.0%)
   Clear Channel Communications*                  25,450                995
   Viacom, Cl B*                                  29,970              1,301
                                                                    -------
                                                                      2,296
                                                                    -------

--------------------------------------------------------------------------------
                                             SHARES/FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
OIL REFINING (7.3%)
   ChevronTexaco                                  29,405            $ 1,847
   ConocoPhillips                                 30,570              1,538
                                                                    -------
                                                                      3,385
                                                                    -------
PAPER & PAPER PRODUCTS (1.3%)
   International Paper                            16,325                584
                                                                    -------
PROPERTY & CASUALTY INSURANCE (7.0%)
   Everest Re Group Ltd.                          18,880              1,315
   MGIC Investment+                               42,300              1,923
                                                                    -------
                                                                      3,238
                                                                    -------
RAILROADS (1.8%)
   Norfolk Southern                               38,945                826
                                                                    -------
RESTAURANTS (1.8%)
   McDonald's                                     49,465                846
                                                                    -------
RETAIL (1.6%)
   O'Reilly Automotive*+                          25,275                750
                                                                    -------
SEMICONDUCTORS (2.0%)
   Micron Technology*+                           106,775                907
                                                                    -------
SPECIALTY RETAIL (2.8%)
   GameStop*+                                    108,920              1,302
                                                                    -------
TELEPHONE (4.7%)
   Alltel+                                        13,230                620
   CenturyTel+                                    26,420                778
   SBC Communications                             32,286                754
                                                                    -------
                                                                      2,152
                                                                    -------
THRIFTS (4.2%)
   Washington Mutual                              48,840              1,929
                                                                    -------
Total Common Stock
     (Cost $46,269)                                                  45,340
                                                                    -------
REGISTERED INVESTMENT COMPANIES (10.5%)
   iShares(R) Russell 1000(R) Value
     Index Fund                                    9,800                463
   Northern Institutional Liquid Asset
     Portfolio (A)                             4,351,183              4,351
                                                                    -------
Total Registered Investment Companies
     (Cost $4,787)                                                    4,814
                                                                    -------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/30/03, matures
     05/01/03, repurchase price
     $148,606 (collateralized by
     various government obligations,
     total market value $151,574)                   $149                149
                                                                    -------
Total Repurchase Agreement
     (Cost $149)                                                        149
                                                                    -------
Total Investments (109.1%)
     (Cost $51,205)                                                  50,303
                                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                                VALUE (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-9.1%)
Other assets                                                        $   223
Payable for collateral on securities loaned                          (4,351)
Investment advisory fee payable                                         (17)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                        (9)
Other liabilities                                                       (33)
                                                                    -------
Total Other Assets and Liabilities, Net                              (4,193)
                                                                    -------
Total Net Assets (100.0%)                                           $46,110
                                                                    =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 5,583,277
   outstanding shares of beneficial interest                         52,275
Undistributed net investment income                                      53
Accumulated net realized loss on investments                         (5,316)
Net unrealized depreciation on investments                             (902)
                                                                    -------
Total Net Assets                                                    $46,110
                                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                                    $8.26
                                                                      =====

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
LTD. -- LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




DIVERSIFIED GROWTH FUND


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.6%)
ALCOHOL (0.7%)
   Anheuser-Busch                                 11,877            $   592
                                                                    -------
APPAREL/TEXTILES (0.4%)
   Jones Apparel Group*                           12,915                368
                                                                    -------
BANKS (3.1%)
   Citigroup                                      37,361              1,466
   North Fork Bancorporation                      17,245                558
   Synovus Financial+                             26,845                523
                                                                    -------
                                                                      2,547
                                                                    -------
BIOTECHNOLOGY (3.1%)
   Amgen*                                         19,962              1,224
   Chiron*+                                       15,927                650
   Genentech*                                     16,960                645
                                                                    -------
                                                                      2,519
                                                                    -------
CLOTHING STORES (0.6%)
   Abercrombie & Fitch, Cl A*                     15,402                506
                                                                    -------
COMPUTER HARDWARE (5.1%)
   Cisco Systems*                                160,782              2,418
   Dell Computer*                                 51,574              1,491
   Network Appliance*                             19,097                254
                                                                    -------
                                                                      4,163
                                                                    -------
COMPUTER SOFTWARE (8.6%)
   International Business Machines                13,540              1,149
   Microsoft                                     187,194              4,787
   Oracle*                                        89,088              1,058
                                                                    -------
                                                                      6,994
                                                                    -------
CONSTRUCTION (0.5%)
   DR Horton+                                     15,543                368
                                                                    -------
DEFENSE & AEROSPACE (1.3%)
   Boeing                                         11,425                312
   General Dynamics                                4,654                289
   Titan*+                                        53,751                431
                                                                    -------
                                                                      1,032
                                                                    -------
DEPARTMENT STORES (4.7%)
   Kohl's*                                        15,020                853
   Wal-Mart Stores                                53,517              3,014
                                                                    -------
                                                                      3,867
                                                                    -------
DIVERSIFIED MANUFACTURING (7.1%)
   3M                                              5,412                682
   General Electric                              174,357              5,135
                                                                    -------
                                                                      5,817
                                                                    -------
DRUGS (16.6%)
   Abbott Laboratories                            42,063              1,709
   AmerisourceBergen                               9,670                559
   Johnson & Johnson                              47,711              2,689
   King Pharmaceuticals*                          27,599                348
   Merck                                          26,740              1,556

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Pfizer                                        175,176              5,387
   Wyeth                                          31,281              1,362
                                                                    -------
                                                                     13,610
                                                                    -------
ELECTRONIC EQUIPMENT (1.6%)
   Jabil Circuit*+                                28,160                527
   Qualcomm                                       24,277                774
                                                                    -------
                                                                      1,301
                                                                    -------
ENERGY RESERVES (0.6%)
   Newfield Exploration*+                         13,180                453
                                                                    -------
FINANCIAL SERVICES (5.1%)
   American Express                               18,754                710
   BISYS Group*+                                  21,245                359
   Freddie Mac                                    37,558              2,174
   MBNA                                           48,446                916
                                                                    -------
                                                                      4,159
                                                                    -------
FOOD & BEVERAGE (4.2%)
   Coca-Cola                                      40,570              1,639
   PepsiCo                                        42,060              1,820
                                                                    -------
                                                                      3,459
                                                                    -------
GROCERY STORES (0.4%)
   Kroger*                                        24,810                355
                                                                    -------
HOME PRODUCTS (3.3%)
   Colgate-Palmolive                              10,773                616
   Estee Lauder, Cl A                             21,278                692
   Procter & Gamble                               15,530              1,395
                                                                    -------
                                                                      2,703
                                                                    -------
INDUSTRIAL PARTS (0.8%)
   Illinois Tool Works                            10,528                674
                                                                    -------
INDUSTRIAL SERVICES (0.3%)
   Manpower+                                       8,477                279
                                                                    -------
INFORMATION SERVICES (3.4%)
   Alliance Data Systems*+                        34,290                720
   First Data                                     18,851                740
   Paychex                                        21,685                675
   Total System Services+                         32,696                605
                                                                    -------
                                                                      2,740
                                                                    -------
INTERNET SERVICES (0.6%)
   eBay*+                                          4,866                451
                                                                    -------
LEISURE (1.0%)
   Harley-Davidson                                18,029                801
                                                                    -------
MEDIA (2.4%)
   Clear Channel Communications*                  18,895                739
   Viacom, Cl B*                                  27,856              1,209
                                                                    -------
                                                                      1,948
                                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS (3.6%)
   Beckman Coulter+                               14,545            $   565
   Becton Dickinson                               15,560                551
   Cytyc*+                                        31,920                421
   Medtronic                                      29,627              1,415
                                                                    -------
                                                                      2,952
                                                                    -------
MEDICAL SERVICES (2.4%)
   AdvancePCS*                                    23,342                702
   Health Management
     Associates, Cl A+                            48,668                830
   UnitedHealth Group                              4,847                447
                                                                    -------
                                                                      1,979
                                                                    -------
OIL SERVICES (0.6%)
   National-Oilwell*                              22,419                471
                                                                    -------
PROPERTY & CASUALTY INSURANCE (1.6%)
   American International Group                   14,096                817
   Everest Re Group Ltd.                           7,145                498
                                                                    -------
                                                                      1,315
                                                                    -------
RESTAURANTS (1.0%)
   Starbucks*                                     34,911                820
                                                                    -------
SEMICONDUCTORS (6.0%)
   Applied Materials*                             31,810                465
   Cypress Semiconductor*+                        48,540                423
   Intel                                         133,733              2,461
   Micron Technology*+                            38,285                325
   Texas Instruments                              38,500                712
   Xilinx*                                        19,336                523
                                                                    -------
                                                                      4,909
                                                                    -------
SPECIALTY RETAIL (4.8%)
   Advance Auto Parts*+                            7,755                386
   Dollar Tree Stores*                            21,302                542
   GameStop*+                                     33,660                402
   Home Depot                                     43,596              1,226
   Lowe's                                         14,071                618
   Staples*                                       41,337                787
                                                                    -------
                                                                      3,961
                                                                    -------
TOBACCO (1.2%)
   Altria Group                                   30,731                945
                                                                    -------
TRUCK, SEA & AIR FREIGHT (0.6%)
   Swift Transportation*+                         26,225                475
                                                                    -------
WIRELESS TELECOMMUNICATIONS (0.3%)
   AT&T Wireless Services*                        41,580                269
                                                                    -------
Total Common Stock
     (Cost $103,360)                                                 79,802
                                                                    -------

--------------------------------------------------------------------------------
                                             SHARES/FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES (10.5%)
   iShares(R) S&P MidCap 400/BARRA
     Growth Index Fund                            16,840            $ 1,582
   Northern Institutional Liquid Asset
     Portfolio (A)                             7,003,663              7,004
                                                                    -------
Total Registered Investment Companies
     (Cost $8,491)                                                    8,586
                                                                    -------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/30/03,
     matures 05/01/03, repurchase
     price $298,463 (collateralized by
     various government obligations,
     total market value $304,423)                   $298                298
                                                                    -------
Total Repurchase Agreement
     (Cost $298)                                                        298
                                                                    -------
Total Investments (108.5%)
     (Cost $112,149)                                                 88,686
                                                                    -------
OTHER ASSETS AND LIABILITIES (-8.5%)
Other assets                                                          2,952
Payable for collateral on securities loaned                          (7,004)
Investment advisory fee payable                                         (36)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                       (16)
Other liabilities                                                    (2,832)
                                                                    -------
Total Other Assets and Liabilities, Net                              (6,942)
                                                                    -------
Total Net Assets (100.0%)                                           $81,744
                                                                    =======

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 18,194,699
   outstanding shares of beneficial interest                        178,277
Undistributed net investment income                                      50
Accumulated net realized loss on investments                        (73,120)
Net unrealized depreciation on investments                          (23,463)
                                                                    -------
Total Net Assets                                                    $81,744
                                                                    =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $4.49
                                                                      =====

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
LTD. -- LIMITED


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




SELECT GROWTH FUND

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.9%)
AUTOS & TRANSPORTS (6.9%)
   Harley-Davidson                                55,100            $ 2,448
                                                                    -------
CONSUMER DISCRETIONARY (35.3%)
   Apollo Group, Cl A*+                           30,000              1,626
   Bed Bath & Beyond*                             29,300              1,158
   eBay*                                          34,200              3,173
   Kohl's*                                        21,700              1,233
   Krispy Kreme Doughnuts*+                       16,300                529
   Lowe's                                         21,300                935
   Starbucks*+                                    60,200              1,414
   Tiffany                                        32,500                901
   Wal-Mart Stores                                18,400              1,036
   Weight Watchers International*+                10,000                470
                                                                    -------
                                                                     12,475
                                                                    -------
CONSUMER STAPLES(2.9%)
   Walgreen                                       32,600              1,006
                                                                    -------
FINANCIAL SERVICES (11.9%)
   Capital One Financial+                         41,500              1,738
   First Data+                                    44,300              1,738
   Moody's+                                       14,900                719
                                                                    -------
                                                                      4,195
                                                                    -------
HEALTH CARE (21.5%)
   Allergan+                                      17,900              1,258
   Amgen*                                         21,000              1,288
   Genentech*                                     32,600              1,238
   Johnson & Johnson                              25,800              1,454
   Medtronic                                      38,400              1,833
   Stryker                                         7,700                516
                                                                    -------
                                                                      7,587
                                                                    -------
TECHNOLOGY (20.4%)
   Cisco Systems*                                136,900              2,059
   Dell Computer*                                 69,600              2,012
   Microsoft                                      80,000              2,046
   Qualcomm                                       34,100              1,087
                                                                    -------
                                                                      7,204
                                                                    -------
Total Common Stock
     (Cost $38,285)                                                  34,915
                                                                    -------
REGISTERED INVESTMENT COMPANY (14.3%)
   Northern Institutional Liquid Asset
     Portfolio (A)                             5,030,577              5,031
                                                                    -------
Total Registered Investment Company
     (Cost $5,031)                                                    5,031
                                                                    -------

--------------------------------------------------------------------------------
                                                    FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/30/03, matures
     05/01/03, repurchase price
     $385,849 (collateralized by various
     government obligations, total
     market value $393,554)                         $386               $386
                                                                    -------
Total Repurchase Agreement
     (Cost $386)                                                        386
                                                                    -------
Total Investments (114.3%)
     (Cost $43,702)                                                  40,332
                                                                    -------
OTHER ASSETS AND LIABILITIES (-14.3%)
Other assets                                                          1,238
Payable for collateral on securities loaned                          (5,031)
Investment advisory fee payable                                         (16)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                        (7)
Other liabilities                                                    (1,214)
                                                                    -------
Total Other Assets and Liabilities, Net:                             (5,036)
                                                                    -------
Total Net Assets (100.0%)                                           $35,296
                                                                    =======

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,887,219
   outstanding shares of beneficial interest                         65,849
Accumulated net investment loss                                        (118)
Accumulated net realized loss on investments                        (27,065)
Net unrealized depreciation on investments                           (3,370)
                                                                    -------
Total Net Assets                                                    $35,296
                                                                    =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $5.12
                                                                      =====

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




SMALL CAP FUND

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (95.6%)
AIRLINES (0.7%)
   Atlantic Coast Airlines Holdings*+             56,538            $   472
                                                                    -------
APPAREL/TEXTILES (1.5%)
   Wolverine World Wide                           56,380              1,040
                                                                    -------
BANKS (7.9%)
   Alabama National Bancorp                       16,383                755
   First Bancorp (Puerto Rico)+                   61,834              1,909
   Hibernia, Cl A                                 55,169              1,000
   Provident Bankshares                           67,924              1,725
                                                                    -------
                                                                      5,389
                                                                    -------
CHEMICALS (3.7%)
   Airgas*                                        40,952                828
   Aptargroup+                                    17,128                590
   Ferro+                                         25,805                610
   OM Group+                                      44,723                522
                                                                    -------
                                                                      2,550
                                                                    -------
CLOTHING STORES (3.1%)
   Chico's FAS*+                                  86,821              2,113
                                                                    -------
COMPUTER HARDWARE (4.8%)
   Aeroflex*                                     151,709                816
   Cable Design Technologies*                    121,376                839
   Kronos*                                        26,480              1,208
   Zebra Technologies, Cl A*                       6,137                409
                                                                    -------
                                                                      3,272
                                                                    -------
COMPUTER SOFTWARE (4.3%)
   Ansys*+                                        20,585                544
   NETIQ*+                                        28,554                394
   Tech Data*+                                    25,723                617
   United Online*+                                61,770              1,381
                                                                    -------
                                                                      2,936
                                                                    -------
CONSTRUCTION (3.6%)
   Catellus Development*                          35,808                758
   Meritage*+                                     14,602                557
   Trex*+                                         27,540              1,130
                                                                    -------
                                                                      2,445
                                                                    -------
CONSUMER DURABLES (1.0%)
   Furniture Brands International*+               27,964                664
                                                                    -------
DEFENSE & AEROSPACE (1.7%)
   Titan*                                        143,948              1,156
                                                                    -------
DRUGS (7.8%)
   Invitrogen*                                    25,888                847
   Pharmaceutical Resources*                      38,662              1,699
   Sangstat Medical*                              50,295                634
   Sepracor*+                                     86,510              1,657
   Serologicals*+                                 53,579                494
                                                                    -------
                                                                      5,331
                                                                    -------


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL UTILITIES (1.8%)
   Idacorp+                                       46,762            $ 1,197
                                                                    -------
ENERGY RESERVES (0.9%)
   Forest Oil*                                    30,325                630
                                                                    -------
FINANCIAL SERVICES (2.0%)
   Financial Federal*+                            28,133                630
   LendingTree*+                                  50,493                716
                                                                    -------
                                                                      1,346
                                                                    -------
FOOD & BEVERAGE (2.2%)
   Cott*+                                         81,069              1,488
                                                                    -------
GAS UTILITIES (1.2%)
   New Jersey Resources                           23,847                817
                                                                    -------
INDUSTRIAL PARTS (1.7%)
   Circor International                           49,712                813
   Manitowoc+                                     17,843                332
                                                                    -------
                                                                      1,145
                                                                    -------
INFORMATION SERVICES (2.0%)
   Alliance Data Systems*                         65,865              1,383
                                                                    -------
LABORATORY EQUIPMENT (2.4%)
   Fisher Scientific International*               57,207              1,648
                                                                    -------
LEISURE PRODUCTS (2.4%)
   Jakks Pacific*+                                53,713                698
   Penn National Gaming*+                         48,224                942
                                                                    -------
                                                                      1,640
                                                                    -------
LIFE & HEALTH INSURANCE (1.1%)
   Stancorp Financial Group                       13,443                722
                                                                    -------
MEDIA (0.8%)
   Lin TV, Cl A*                                  23,355                558
                                                                    -------
MEDICAL PRODUCTS (5.2%)
   Cooper+                                        24,657                688
   Respironics*                                   33,393              1,283
   Wilson Greatbatch Technologies*+               48,232              1,581
                                                                    -------
                                                                      3,552
                                                                    -------
MEDICAL SERVICES (2.2%)
   Amsurg*+                                       57,598              1,496
                                                                    -------
METALS & MINING (2.2%)
   Gibraltar Steel                                36,884                638
   Harsco                                         24,815                855
                                                                    -------
                                                                      1,493
                                                                    -------
MOTOR VEHICLES & PARTS (1.0%)
   American Axle & Manufacturing
     Holdings*+                                   26,191                653
                                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




SMALL CAP FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
OIL SERVICES (3.4%)
   Hanover Compressor*+                          149,600            $ 1,258
   W-H Energy Services*+                          58,401              1,051
                                                                    -------
                                                                      2,309
                                                                    -------
PROPERTY & CASUALTY INSURANCE (1.6%)
   IPC Holdings                                   32,636              1,121
                                                                    -------
PUBLISHING (0.8%)
   Scholastic*+                                   19,210                546
                                                                    -------
RAILROADS (0.5%)
   Genesee & Wyoming, Cl A*+                      21,566                373
                                                                    -------
REAL ESTATE INVESTMENT TRUSTS (4.9%)
   Heritage Property Investment Trust+            77,963              1,980
   SL Green Realty                                41,676              1,343
                                                                    -------
                                                                      3,323
                                                                    -------
RESTAURANTS (1.3%)
   Applebees International                        31,244                856
                                                                    -------
SCHOOLS (3.0%)
   Sylvan Learning Systems*+                     117,017              2,052
                                                                    -------
SEMICONDUCTORS (3.3%)
   Cypress Semiconductor*                         59,576                520
   Kulicke & Soffa Industries*+                   83,047                431
   Veeco Instruments*+                            81,728              1,315
                                                                    -------
                                                                      2,266
                                                                    -------
SPECIALTY RETAIL (2.2%)
   Haverty Furniture+                             65,851                925
   Regis                                          20,543                582
                                                                    -------
                                                                      1,507
                                                                    -------
THRIFTS (3.1%)
   Flagstar Bancorp+                              62,793              2,078
                                                                    -------
TRUCK, SEA & AIR FREIGHT (2.0%)
   Werner Enterprises                             60,673              1,371
                                                                    -------
WIRELINE TELECOMMUNICATIONS (0.3%)
   US LEC, Cl A*+                                 37,440                181
                                                                    -------
Total Common Stock
     (Cost $58,518)                                                  65,119
                                                                    -------
REGISTERED INVESTMENT COMPANIES (40.4%)
   iShares(R) Russell 2000(R) Growth
     Index Fund                                   47,756              2,014
   Northern Institutional Liquid Asset
     Portfolio (A)                            25,486,997             25,487
                                                                    -------
Total Registered Investment Companies
     (Cost $27,394)                                                  27,501
                                                                    -------

--------------------------------------------------------------------------------
                                             SHARES/FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------


SECURITIES PLEDGED (SOLD SHORT) (0.0%)
   MPS Group*                                    221,372            $ 1,494
   MPS Group*                                   (221,372)            (1,494)
   Wachovia                                       52,361              2,001
   Wachovia                                      (52,361)            (2,001)
                                                                    -------
                                                                         --
                                                                    -------
Total Securities Pledged (Sold Short)
     (Cost -$5,420)                                                      --
                                                                    -------
REPURCHASE AGREEMENT (0.1%)
   Morgan  Stanley  Dean  Witter
     1.05%, dated 04/30/03, matures 05/01/03,
     repurchase price $82,989 (collateralized
     by various government obligations,
     total market value $84,646)                     $83                 83
                                                                    -------
Total Repurchase Agreement
     (Cost $83)                                                          83
                                                                    -------
WARRANTS (0.0%)
   Imperial Credit Industries,
     Expire 01/30/08++                            17,236                 --
                                                                    -------
Total Warrants
     (Cost $0)                                                           --
                                                                    -------
Total Investments (136.1%)
     (Cost $80,575)                                                  92,703
                                                                    -------
OTHER ASSETS AND LIABILITIES (-36.1%)
Deposits for securities sold short                                    2,984
Other assets                                                            451
Payable for collateral on securities loaned                         (25,487)
Margin loans payable to brokers                                      (2,409)
Investment advisory fee payable                                         (30)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                       (13)
Other liabilities                                                       (93)
                                                                    -------
Total Other Assets and Liabilities, Net                             (24,603)
                                                                    -------
Total Net Assets (100.0%)                                           $68,100
                                                                    =======

--------------------------------------------------------------------------------

                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                                                VALUE (000)
--------------------------------------------------------------------------------




NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,553,431
   outstanding shares of beneficial interest                        $83,813
Distribution in excess of net investment income                        (203)
Accumulated net realized loss on investments                        (27,638)
Net unrealized appreciation on investments                           12,128
                                                                    -------
Total Net Assets                                                    $68,100
                                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share                                                   $10.39
                                                                     ======

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
 ++ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION
    COMMITTEE OF THE BOARD OF TRUSTEES.
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
 AMOUNTS DESIGNATED AS "--" ROUND TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




FAMILY HERITAGE(R) FUND



--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (93.2%)
APPAREL/TEXTILES (1.3%)
   Nike, Cl B                                     15,533            $   831
                                                                    -------
BANKS (6.7%)
   Commerce Bancshares                            47,616              1,802
   Irwin Financial+                               56,760              1,345
   Northern Trust                                 31,748              1,115
                                                                    -------
                                                                      4,262
                                                                    -------
BIOTECHNOLOGY (0.5%)
   Albany Molecular Research*+                    27,380                316
                                                                    -------
CHEMICALS (1.7%)
   Sigma-Aldrich+                                 22,246              1,108
                                                                    -------
COMPUTER HARDWARE (4.0%)
   Dell Computer*                                 35,296              1,020
   Hewlett-Packard                                91,930              1,499
                                                                    -------
                                                                      2,519
                                                                    -------
COMPUTER SOFTWARE (6.9%)
   Microsoft                                     127,940              3,272
   Oracle*                                        91,600              1,088
                                                                    -------
                                                                      4,360
                                                                    -------
CONSTRUCTION (0.8%)
   Toll Brothers*+                                22,530                524
                                                                    -------
DEFENSE & AEROSPACE (1.6%)
   General Dynamics                               16,716              1,038
                                                                    -------
DEPARTMENT STORES (4.7%)
   Wal-Mart Stores                                53,081              2,989
                                                                    -------
DRUGS (7.3%)
   Eli Lilly                                      47,325              3,021
   King Pharmaceuticals*                          33,000                416
   Medicis Pharmaceutical, Cl A*+                 20,960              1,208
                                                                    -------
                                                                      4,645
                                                                    -------
ELECTRONIC EQUIPMENT (2.7%)
   Danaher                                        10,480                723
   Qualcomm                                       30,340                967
                                                                    -------
                                                                      1,690
                                                                    -------

ENERGY RESERVES (4.1%)
   Kerr-McGee                                     24,570              1,035
   Vintage Petroleum+                             49,989                489
   Westport Resources*+                           50,888              1,060
                                                                    -------
                                                                      2,584
                                                                    -------
FINANCIAL SERVICES (3.7%)
   Financial Federal*+                            53,590              1,200
   MBNA                                           62,165              1,175
                                                                    -------
                                                                      2,375
                                                                    -------


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOOD & BEVERAGE (3.4%)
   JM Smucker                                     31,247            $ 1,134
   WM Wrigley Jr                                  18,499              1,049
                                                                    -------
                                                                      2,183
                                                                    -------
HEAVY ELECTRICAL EQUIPMENT (1.3%)
   Molex, Cl A+                                   41,875                850
                                                                    -------
HOME PRODUCTS (2.5%)
   Estee Lauder, Cl A+                            20,075                652
   Lancaster Colony+                              21,522                920
                                                                    -------
                                                                      1,572
                                                                    -------
HOTELS (0.6%)
   Marriott International, Cl A                   10,679                383
                                                                    -------
INDUSTRIAL PARTS (2.2%)
   Illinois Tool Works                            14,742                943
   WW Grainger                                     9,193                424
                                                                    -------
                                                                      1,367
                                                                    -------
INDUSTRIAL SERVICES (0.5%)
   United Rentals*+                               29,001                299
                                                                    -------
INFORMATION SERVICES (3.2%)
   Factset Research Systems+                      29,103              1,013
   Paychex                                        31,555                982
                                                                    -------
                                                                      1,995
                                                                    -------
INTERNET SERVICES (1.0%)
   Yahoo*                                         26,220                650
                                                                    -------
LEISURE (2.6%)
   Carnival+                                      34,628                955
   International Speedway, Cl A+                  17,337                682
                                                                    -------
                                                                      1,637
                                                                    -------
MEDIA (3.8%)
   COX Communications, Cl A*+                     40,473              1,340
   Viacom, Cl B*                                  25,316              1,099
                                                                    -------
                                                                      2,439
                                                                    -------
MEDICAL PRODUCTS (4.2%)
   Hillenbrand Industries                         11,472                573
   Stryker                                        23,525              1,576
   West Pharmaceutical Services+                  20,200                482
                                                                    -------
                                                                      2,631
                                                                    -------
MEDICAL SERVICES (1.3%)
   Universal Health Services, Cl B*+              22,100                855
                                                                    -------
METALS & MINING (1.0%)
   Worthington Industries                         48,690                654
                                                                    -------
MOTOR VEHICLES & PARTS (0.7%)
   American Axle & Manufacturing
     Holdings*                                    16,657                415
                                                                    -------
OIL SERVICES (1.0%)
   Global Industries*+                           141,374                628
                                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (6.5%)
   Berkshire Hathaway, Cl B*                         906            $ 2,113
   Erie Indemnity, Cl A+                          23,685                885
   Philadelphia Consolidated
     Holding*+                                     9,941                388
   Progressive                                    10,509                714
                                                                    -------
                                                                      4,100
                                                                    -------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
   SL Green Realty                                30,730                990
                                                                    -------
SECURITIES & ASSET MANAGEMENT (1.5%)
   Federated Investors, Cl B+                     33,840                923
                                                                    -------
SEMICONDUCTORS (2.2%)
   Marvell Technology Group Ltd.*+                28,801                665
   Vishay Intertechnology*+                       60,121                751
                                                                    -------
                                                                      1,416
                                                                    -------
SPECIALTY RETAIL (1.4%)
   Fastenal+                                      26,304                910
                                                                    -------
THRIFTS (2.8%)
   Flagstar Bancorp+                              53,347              1,766
                                                                    -------
TRUCK, SEA & AIR FREIGHT (1.4%)
   Werner Enterprises                             38,066                860
                                                                    -------
WIRELESS TELECOMMUNICATIONS (0.5%)
   Telephone & Data Systems+                       6,795                293
                                                                    -------
Total Common Stock
     (Cost $68,228)                                                  59,057
                                                                    -------
REGISTERED INVESTMENT COMPANIES (29.9%)
   iShares(R) Dow Jones US
     Telecommunications Sector Index
     Fund                                         59,488              1,099
   IShares(R) Dow Jones US Utilities
     Sector Index Fund                            37,560              1,841
   Northern Institutional Liquid Asset
     Portfolio (A)                            16,022,250             16,022
                                                                    -------
Total Registered Investment Companies
     (Cost $19,831)                                                  18,962
                                                                    -------
UNIT INVESTMENT TRUST (2.0%)
   Financial Select Sector SPDR Fund              54,870              1,283
                                                                    -------
Total Unit Investment Trust
     (Cost $1,209)                                                    1,283
                                                                    -------

--------------------------------------------------------------------------------
                                                FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/30/03,
     matures 05/01/03, repurchase
     price $107,110 (collateralized by
     various government obligations,
     total market value $109,249)                   $107            $   107
                                                                    -------
Total Repurchase Agreement
     (Cost $107)                                                        107
                                                                    -------
Total Investments (125.3%)
     (Cost $89,375)                                                  79,409
                                                                    -------
OTHER ASSETS AND LIABILITIES (-25.3%)
Other assets                                                             93
Payable for collateral on securities loaned                         (16,022)
Investment advisory fee payable                                         (36)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                       (13)
Other liabilities                                                       (71)
                                                                    -------
Total Other Assets and Liabilities, Net                             (16,055)
                                                                    -------
Total Net Assets (100.0%)                                           $63,354
                                                                    =======

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 8,726,741
   outstanding shares of beneficial interest                         86,770
Undistributed net investment income                                      47
Accumulated net realized loss on investments                        (13,497)
Net unrealized depreciation on investments                           (9,966)
                                                                    -------
Total Net Assets                                                    $63,354
                                                                    =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $7.26
                                                                      =====

  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
LTD. -- LIMITED
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (94.8%)
AUSTRALIA (1.8%)
   Australia & New Zealand
     Banking Group                                15,800            $   184
   BHP Billiton                                  176,873              1,000
   Santos                                         62,500                227
                                                                    -------
                                                                      1,411
                                                                    -------
BELGIUM (1.4%)
   Dexia                                          26,500                304
   Fortis+                                        44,313                738
   Fortis Bank Nederland Holding*                  3,125                 --
                                                                    -------
                                                                      1,042
                                                                    -------
BRAZIL (1.3%)
   Banco Itau Holding Financeria ADR              21,800                726
   Petroleo Brasileiro ADR                         7,300                136
   Telebras ADR                                    5,200                135
                                                                    -------
                                                                        997
                                                                    -------
CANADA (0.6%)
   Magna International, Cl A                       3,200                188
   Quebecor World                                 18,300                305
                                                                    -------
                                                                        493
                                                                    -------
CHINA (1.1%)
   China Mobile (Hong Kong)                      224,000                449
   People's Food Holdings                        438,000                217
   PetroChina                                    298,000                 68
   Shandong International Power
     Development, Cl H                           464,000                101
                                                                    -------
                                                                        835
                                                                    -------
CROATIA (0.1%)
   Pliva D.D. GDR 144a                             6,000                 83
                                                                    -------
FINLAND (0.5%)
   Nokia ADR                                      12,000                199
   Sampo, Cl A                                    23,300                169
                                                                    -------
                                                                        368
                                                                    -------
FRANCE (10.1%)
   Accor                                          11,734                387
   Air France                                      6,000                 67
   Aventis                                        13,327                677
   AXA                                            24,500                372
   BNP Paribas                                     3,150                148
   Carrefour                                      11,417                497
   France Telecom+                                10,395                240
   L'Oreal                                         4,665                333
   Michelin, Cl B                                  5,150                191
   Pechiney, Cl A                                  8,400                242
   Pernod-Ricard                                   7,172                629
   Pinault-Printemps-Redoute                       3,939                275
   Remy Cointreau                                 18,700                539
   Renault                                        11,500                497
   Sanofi-Synthelabo                               6,708                400
   Schneider Electric                              2,654                126

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Societe Assurances Generales
     de France                                     4,100            $   136
   Suez                                           11,095                181
   Technip-Coflexip                                6,100                500
   Thomson*                                       15,100                221
   TotalFinaElf                                    7,374                967
   Valeo                                           7,497                215
                                                                    -------
                                                                      7,840
                                                                    -------
GERMANY (6.6%)
   Adidas-Salomon                                  4,700                404
   Allianz                                         5,400                382
   Arcelor*                                       16,700                189
   Celanese                                       15,300                338
   Deutsche Bank                                   7,700                398
   Deutsche Boerse                                   984                 46
   Deutsche Lufthansa*                             8,800                 93
   Deutsche Post                                  21,900                261
   E.ON                                            7,700                369
   Fresenius Medical Care                         14,500                728
   KarstadtQuelle                                 13,000                220
   Schering                                       10,800                481
   Volkswagen                                     16,779                590
   Zapf Creation                                  17,100                626
                                                                    -------
                                                                      5,125
                                                                    -------
GREECE (0.3%)
   Hellenic Telecommunications
     Organization                                 22,400                240
                                                                    -------
GUERNSEY (1.5%)
   Amdocs Ltd.*                                   66,000              1,166
                                                                    -------
HONG KONG (2.2%)
   Bank of East Asia                              61,366                114
   Glorious Sun Enterprises                      398,000                 87
   Hung Hing Printing Group                      412,000                253
   JCG Holdings                                  334,000                154
   MTR                                           120,000                129
   Sun Hung Kai Properties                        42,000                197
   Swire Pacific, Cl A                            36,000                143
   Techtronic Industries                         150,000                188
   Yue Yuen Industrial Holdings                  206,000                423
                                                                    -------
                                                                      1,688
                                                                    -------
HUNGARY (0.4%)
   Gedeon Richter                                  1,700                124
   Matav ADR                                       7,700                149
                                                                    -------
                                                                        273
                                                                    -------
INDIA (0.5%)
   Hindalco Industries GDR 144a                   10,100                129
   Mahanagar Telephone Nigam ADR                  29,700                116
   Reliance Industries GDR 144a                   10,500                120
                                                                    -------
                                                                        365
                                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
INDONESIA (0.4%)
   Gudang Garam                                  153,500            $   153
   Indonesian Satellite                          133,500                134
                                                                    -------
                                                                        287
                                                                    -------
IRELAND (0.6%)
   Bank of Ireland                                28,000                345
   Ryanair Holdings ADR*                           3,000                119
                                                                    -------
                                                                        464
                                                                    -------
ISRAEL (0.5%)
   Orbotech*                                      29,700                408
                                                                    -------
ITALY (5.2%)
   Banca Intesa+                                 169,571                439
   Banca Popolare di Bergamo
     Credito Varesino                              8,500                171
   ENI-Ente Nazionale Idrocarburi+                58,949                840
   Finmeccanica                                  390,000                232
   Gucci Group ADR+                                2,513                241
   Mediaset                                       92,768                793
   Natuzzi ADR                                    38,400                346
   Sanpaolo IMI                                   19,100                157
   Telecom Italia                                 32,691                267
   Telecom Italia RCN                             31,600                155
   TIM                                            76,140                359
                                                                    -------
                                                                      4,000
                                                                    -------
JAPAN (15.9%)
   77th Bank                                      37,000                157
   Aiful                                           3,800                143
   Autobacs Seven                                  6,000                119
   Bridgestone                                    35,000                397
   Canon                                          23,000                930
   Credit Saison                                  19,000                358
   Daiwa Securities Group                         82,000                322
   East Japan Railway                                 68                308
   Eisai                                          10,100                178
   Fuji Heavy Industries                          26,000                 93
   Fuji Machine Manufacturing                      6,700                 45
   Fujirebio                                      51,000                406
   Honda Motor                                    19,100                633
   Ito-Yokado                                     10,000                235
   JFE Holdings*                                   9,100                110
   Kao                                            10,000                182
   Kirin Brewery                                  24,000                185
   Konami                                          6,900                 91
   Lawson                                          5,300                163
   Mabuchi Motor                                   2,800                209
   Matsumotokiyoshi                                6,300                280
   Matsushita Electric Industrial                 38,000                303
   Meitec                                         18,100                460
   Millea Holdings*                                  100                649
   Minebea                                        46,000                136
   Murata Manufacturing                            4,000                142
   Nippon Broadcasting System                     10,000                244
   Nippon Express                                 62,000                231

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Nippon Telegraph & Telephone                       34            $   119
   Nipponkoa Insurance                           107,000                351
   Nissan Motor                                  110,600                849
   NTT DoCoMo                                        121                250
   ORIX*                                           4,148                189
   Rinnai                                          8,800                192
   Rohm                                            2,950                304
   Sekisui House                                   3,000                 22
   SFCG                                            1,700                118
   Shin-Etsu Chemical                             15,000                449
   Skylark                                        13,300                143
   Sumitomo Bakelite                              21,000                 74
   Takeda Chemical Industries                      7,500                275
   TDK                                             2,700                 94
   Toyota Motor                                    3,800                 86
   Yamada Denki                                   19,200                370
   Yamaguchi Bank                                 65,000                477
   Yamaha Motor                                   31,000                231
                                                                    -------
                                                                     12,302
                                                                    -------
MALAYSIA (0.3%)
   Malaysia International Shipping                57,000                112
   Sime Darby                                     84,000                110
                                                                    -------
                                                                        222
                                                                    -------
MEXICO (1.7%)
   Coca-Cola Femsa ADR                            21,200                451
   Kimberly Clark de Mexico, Cl A                 63,300                155
   Telefonos de Mexico ADR                        24,357                736
                                                                    -------
                                                                      1,342
                                                                    -------
NETHERLANDS (6.0%)
   ABN-AMRO Holding                               13,200                223
   Aegon                                          32,034                326
   Akzo Nobel                                     23,200                516
   Buhrmann                                       15,800                 53
   Heineken                                        6,598                245
   Hunter Douglas                                 18,500                541
   ING Groep                                      29,100                472
   Philips Electronics ADR                        10,300                192
   Royal KPN*                                    105,147                699
   Unilever                                        4,518                285
   Vedior                                         12,700                 84
   VNU                                            23,573                684
   Wolters Kluwer                                 24,044                313
                                                                    -------
                                                                      4,633
                                                                    -------
NEW ZEALAND (0.2%)
   Telecom Corp of New Zealand                    68,770                184
                                                                    -------
NORWAY (1.0%)
   Norsk Hydro                                     3,600                152
   Royal Caribbean Cruises                        26,100                481
   Statoil                                        20,800                165
                                                                    -------
                                                                        798
                                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




INTERNATIONAL EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
PORTUGAL (1.1%)
   Electricidade de Portugal                     128,000            $   231
   Portugal Telecom                               90,000                644
                                                                    -------
                                                                        875
                                                                    -------
SINGAPORE (1.3%)
   Creative Technology                            12,200                 78
   DBS Group Holdings                             57,000                279
   Flextronics International*                     32,700                286
   MobileOne                                      78,000                 55
   United Overseas Bank                           53,000                311
                                                                    -------
                                                                      1,009
                                                                    -------
SOUTH AFRICA (0.5%)
   Nampak                                         78,300                122
   Nedcor                                         11,000                148
   Tiger Brands                                   15,100                133
                                                                    -------
                                                                        403
                                                                    -------
SOUTH KOREA (2.2%)
   Hyundai Motor                                   2,800                 66
   Kookmin Bank ADR                               20,157                555
   Korea Electric Power ADR                       18,500                174
   KT ADR                                         17,400                352
   POSCO ADR                                       5,200                107
   Samsung Electronics                             1,416                356
   SK Telecom ADR+                                 6,790                103
                                                                    -------
                                                                      1,713
                                                                    -------
SPAIN (2.9%)
   Acerinox                                        3,160                118
   Banco Bilbao Vizcaya Argentaria                25,946                261
   Endesa                                         26,400                374
   Repsol YPF                                     34,200                498
   Telefonica*+                                   90,664              1,003
                                                                    -------
                                                                      2,254
                                                                    -------
SWEDEN (1.4%)
   Autoliv                                         4,600                112
   Gambro, Cl B                                   18,200                103
   Investor, Cl B                                 22,400                147
   Nordea                                         55,306                293
   TeliaSonera                                   109,595                390
                                                                    -------
                                                                      1,045
                                                                    -------
SWITZERLAND (3.5%)
   Adecco                                          6,540                251
   Clariant                                       10,800                120
   Credit Suisse Group*                           28,800                688
   Mettler Toledo International*                   3,400                121
   Nestle                                          1,470                300
   Novartis                                       16,231                640
   Roche Holding                                   4,950                315
   UBS                                             6,300                299
                                                                    -------
                                                                      2,734
                                                                    -------

--------------------------------------------------------------------------------
                                                  SHARES        VALUE (000)
--------------------------------------------------------------------------------
TAIWAN (1.0%)
   Taiwan Semiconductor
      ADR*                                        70,100            $   587
   United Microelectronics ADR*                   44,000                142
                                                                    -------
                                                                        729
                                                                    -------
THAILAND (0.1%)
   Bangkok Bank*                                  43,500                 61
                                                                    -------
TURKEY (0.0%)
   Turkcell Iletism Hizmet ADR*                    1,311                 20
                                                                    -------
UNITED KINGDOM (20.6%)
   Aegis Group                                   463,200                542
   Allied Domecq                                  68,000                381
   Anglo American                                 10,600                152
   AstraZeneca                                    17,115                672
   Aviva                                          91,200                641
   BAA                                            35,885                277
   BAE Systems                                   192,513                391
   Barclays                                       57,784                399
   BOC Group                                      21,000                265
   British Sky Broadcasting*                      62,098                644
   Bunzl                                          33,700                243
   Cadbury Schweppes                              55,000                306
   Centrica                                       63,100                168
   Debenhams                                      27,600                143
   Diageo                                         33,530                372
   easyJet*                                       64,700                195
   FKI                                           252,600                300
   GKN                                            80,000                263
   GlaxoSmithKline                                20,000                401
   HBOS                                           16,521                194
   HSBC Holdings                                  50,973                558
   Imperial Tobacco Group                         28,067                470
   Intercontinental Hotels Group*                 15,228                 93
   J Sainsbury                                    77,900                294
   Kidde                                         299,500                345
   Kingfisher                                    193,364                756
   Marks & Spencer Group                          69,485                324
   Michael Page International                    286,200                428
   Mitchells & Butlers*                           11,820                 40
   Next                                           17,514                264
   Old Mutual                                     90,000                132
   Pearson                                        38,400                320
   Reckitt Benckiser                               2,337                 41
   Reed Elsevier                                  81,293                648
   Rio Tinto                                      33,400                638
   Royal Bank of Scotland Group                   17,617                462
   Scottish & Southern Energy                     20,600                212
   Shell Transport & Trading                      57,700                346
   Shire Pharmaceuticals*                         78,200                502
   Smith & Nephew                                 35,917                240
   Spirent                                     1,091,700                366

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                            SHARES/FACE
                                            AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   United Utilities                               55,200            $   530
   Vodafone Group                                320,871                633
   WPP Group                                      54,000                384
                                                                    -------
                                                                     15,975
                                                                    -------
Total Foreign Common Stock
     (Cost $75,747)                                                  73,384
                                                                    -------
PREFERRED STOCK (0.0%)
GERMANY (0.0%)
   Hugo Boss                                       4,000                 55
                                                                    -------
Total Preferred Stock
     (Cost $43)                                                          55
                                                                    -------
REGISTERED INVESTMENT COMPANIES (9.5%)
   iShares(R) MSCI EAFE Index(R) Fund              4,500                449
   Northern Institutional
     Liquid Asset Portfolio (A)                6,895,343              6,895
                                                                    -------
Total Registered Investment Companies
     (Cost $7,320)                                                    7,344
                                                                    -------
NON-CASH COLLATERAL (B) (1.3%)
   U.S. Treasury Bonds
     with coupon rates ranging
     from 7.500% to 8.500% and
     maturity dates ranging
     from 11/15/16 to 02/15/21                    $1,043              1,043
                                                                    -------
Total Non-Cash Collateral
     (Cost $1,043)                                                    1,043
                                                                    -------
REPURCHASE AGREEMENT (3.2%)
   JPMorgan Chase
     1.55%, dated 04/30/03,
     matures 05/01/03, repurchase
     price $2,452,813 (collateralized by
     various government obligations,
     total market value $2,501,869)                2,451              2,451
                                                                    -------
Total Repurchase Agreement
     (Cost $2,451)                                                    2,451
                                                                    -------
Total Investments (108.8%)
     (Cost $86,604)                                                  84,277
                                                                    -------

---------------------------------------------------------------------------
                                                                VALUE (000)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.8%)
Other assets                                                        $ 1,661
Payable for collateral on securities loaned                          (7,938)
Investment advisory fee payable                                         (27)
Administrative fee payable                                               (7)
Shareholder servicing fee payable                                       (15)
Other liabilities                                                      (519)
                                                                    -------
Total Other Assets and Liabilities, Net                              (6,845)
                                                                    -------
Total Net Assets (100.0%)                                           $77,432
                                                                    =======

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 15,395,582
   outstanding shares of beneficial interest                        133,011
Undistributed net investment income                                     227
Accumulated net realized loss on investments                        (53,531)
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                     52
Net unrealized depreciation on investments                           (2,327)
                                                                    -------
Total Net Assets                                                    $77,432
                                                                    =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                    $5.03
                                                                      =====
  * NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
    NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
(B) NON-CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
ADR -- AMERICAN DEPOSITARY RECEIPT
GDR -- GLOBAL DEPOSITARY RECEIPTS
LTD. -- LIMITED
AMOUNTS DESIGNATED AS "--" ROUND TO $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




TAXABLE BOND FUND

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                  (000)         VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.4%)
   U.S. Treasury Bonds
     8.750%, 05/15/17                               $  815          $ 1,185
     8.125%, 08/15/19+                               1,627            2,282
     7.875%, 02/15/21                                  615              850
     7.625%, 11/15/22                                  913            1,243
     7.500%, 11/15/16+                                 830            1,093
                                                                    -------
Total U.S. Treasury Obligations
     (Cost $5,675)                                                    6,653
                                                                    -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (20.9%)
   FHLB+
     4.875%, 11/15/06                                1,500            1,621
   FHLMC, Ser QB
     5.500%, 02/15/15                                1,500            1,575
   FHLMC+
     6.250%, 03/05/12                                1,500            1,643
   FNMA
     8.200%, 03/10/16                                1,000            1,346
   FNMA+
     5.000%, 01/15/07                                  500              544
   Tennessee Valley Authority, Ser B
     6.235%, 07/15/45                                1,175            1,248
                                                                    -------
Total U.S. Government Agency Obligations
     (Cost $7,257)                                                    7,977
                                                                    -------
ASSET-BACKED SECURITIES (13.6%)
   American Express Credit Account,
     Ser 2000-1, Cl A
     7.200%, 09/17/07                                  904              990
   American Express Master Trust,
     Ser 1998-1, Cl A
     5.900%, 04/15/04                                1,321            1,324
   MBNA Master Credit Card Trust,
     Ser 1998-J, Cl A
     5.250%, 02/15/06                                1,514            1,537
   Standard Credit Card Master Trust,
     Ser 1994-2, Cl A
     7.250%, 04/07/06                                1,199            1,357
                                                                    -------
Total Asset-Backed Securities
     (Cost $4,994)                                                    5,208
                                                                    -------
CORPORATE BONDS (46.3%)
AUDIO/VIDEO PRODUCTS (3.2%)
   Harman International
     7.320%, 07/01/07                                1,143            1,234
                                                                    -------
BANKS (2.0%)
   Wells Fargo
     3.750%, 10/15/07                                  750              764
                                                                    -------

--------------------------------------------------------------------------------
                                              SHARES/FACE
                                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (4.9%)
   Tyco International Group+
     7.000%, 06/15/28                               $2,000          $ 1,880
                                                                    -------
DRUGS (2.8%)
   Bristol-Myers Squibb+
     4.750%, 10/01/06                                1,000            1,063
                                                                    -------
FINANCIAL SERVICES (23.4%)
   Associates MTN
     7.580%, 04/12/04                                1,360            1,438
   CIT Group+
     7.750%, 04/02/12                                1,000            1,160
     5.750%, 09/25/07                                  700              747
   Ford Motor Credit
     7.600%, 08/01/05+                                 600              629
     7.375%, 10/28/09                                  904              923
   General Motors Acceptance Corp.
     6.875%, 09/15/11                                1,537            1,566
   Household Finance
     5.875%, 02/01/09                                  904              979
   Lehman Brothers Holdings
     7.000%, 02/01/08                                1,316            1,512
                                                                    -------
                                                                      8,954
                                                                    -------
FOOD & BEVERAGE (1.5%)
   Heinz
     6.000%, 03/15/08                                  500              555
                                                                    -------
INSURANCE (2.8%)
   St. Paul Companies
     8.125%, 04/15/10                                  904            1,056
                                                                    -------
OIL EXPLORATION & PRODUCTION (2.9%)
   Burlington Resources Finance
     5.600%, 12/01/06                                1,000            1,093
                                                                    -------
REAL ESTATE INVESTMENT TRUSTS (1.3%)
   Kimco Realty, Ser B MTN
     7.620%, 10/20/04                                  465              501
                                                                    -------
WIRELESS TELECOMMUNICATIONS (1.5%)
   Verizon Communications+
     7.510%, 04/01/09                                  500              580
                                                                    -------
Total Corporate Bonds
     (Cost $16,340)                                                  17,680
                                                                    -------
REGISTERED INVESTMENT COMPANY (18.5%)
   Northern Institutional Liquid
     Asset Portfolio (A)                         7,083,493            7,083
                                                                    -------
Total Registered Investment Company
     (Cost $7,083)                                                    7,083
                                                                    -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  FACE
                                              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
NON-CASH COLLATERAL (B) (15.0%)
   U.S. Treasury Bond
     7.500%, 11/15/16                               $   34          $    34
   FNMA with coupon rates
     ranging from 4.500% to
     10.000% (weighted average
     of 5.940%) and maturity
     dates ranging from
     11/01/07 to 03/01/33                            2,468            2,200
   FNMA with adjustable rates
     ranging from 1.530% to
     2.670% (weighted average
     of 1.990%) and maturity
     dates ranging from
     03/25/17 to 04/25/33                            1,054              718
   FHLMC with coupon rates
     ranging from 3.250% to
     9.500% (weighted average
     of 5.550%) and maturity
     dates ranging from
     11/01/07 to 04/25/33                            2,641            2,388
   FHLMC with adjustable rates
     ranging from 1.530% to
     2.590% (weighted average
     of 2.020%) and maturity
     dates ranging from
     12/15/07 to 02/25/33                              474              396
                                                                    -------
Total Non-Cash Collateral
     (Cost $5,736)                                                    5,736
                                                                    -------
REPURCHASE AGREEMENT (1.0%)
   Morgan Stanley Dean Witter
     1.05%, dated 04/30/03,
     matures 05/01/03, repurchase
     price $396,748 (collateralized by
     various government obligations,
     total market value $404,671)                      397              397
                                                                    -------
Total Repurchase Agreement
     (Cost $397)                                                        397
                                                                    -------
Total Investments (132.7%)
     (Cost $47,482)                                                  50,734
                                                                    -------

--------------------------------------------------------------------------------
                                                                VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-32.7%)
Other assets                                                        $   525
Payable for collateral on securities loaned                         (12,819)
Investment advisory fee payable                                          (2)
Administrative fee payable                                               (6)
Shareholder servicing fee payable                                        (8)
Other liabilities                                                      (203)
                                                                    -------
Total Other Assets and Liabilities, Net                             (12,513)
                                                                    -------
Total Net Assets (100.0%)                                           $38,221
                                                                    =======

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 3,522,664
   outstanding shares of beneficial interest                         36,161
Undistributed net investment income                                       1
Accumulated net realized loss on investments                         (1,193)
Net unrealized appreciation on investments                            3,252
                                                                    -------
Total Net Assets                                                    $38,221
                                                                    =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                   $10.85
                                                                     ======


 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2003 (SEE NOTE 9 IN
   NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
(B) NON-CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
ALABAMA (0.9%)
   Bessemer RB, AMBAC
     5.600%, 02/01/30                               $1,000          $ 1,075
                                                                    -------
ARIZONA (1.4%)
   Pima County, School District GO,
     FGIC Callable 07/01/04 @ 101
     5.875%, 07/01/14                                1,500            1,588
                                                                    -------
CALIFORNIA (6.5%)
   Community College Finance Authority
     RB, Mission Community College,
     MBIA Callable 05/01/07 @ 102
     5.500%, 05/01/17                                1,000            1,109
   Health Facilities Financing Authority
     RB, St. Francis Memorial Hospital,
     Ser C, ETM
     5.875%, 11/01/23                                2,000            2,372
   San Francisco Bay Area RB
     Callable 01/01/06 @ 101
     5.250%, 07/01/17                                1,000            1,084
   San Jose, Liberty Parks and
     Public Safety Projects GO
     Callable 9/1/12 @ 100
     5.000%, 09/01/17                                1,000            1,080
   Stockton Housing Facility RB,
     O'Connor Woods Project,
     Ser A, ETM, GNMA
     Callable 03/20/03 @ 102
     5.200%, 09/20/09                                  790              815
   University of California RB, Multi-
     Purpose Projects, Ser F, FGIC
     Callable 09/01/06 @ 101
     5.000%, 09/01/12                                1,000            1,083
                                                                    -------
                                                                      7,543
                                                                    -------
CONNECTICUT (0.9%)
   Housing Finance Authority RB,
     Sub-Ser E-1, GOA
     Callable 11/15/06 @ 102
     5.900%, 05/15/15                                1,000            1,059
                                                                    -------
DELAWARE (0.9%)
   Delaware State, Economic Development
     Authority, Pollution Control RB,
     Delmarva Power, AMBAC
     4.900%, 05/01/26                                1,000            1,088
                                                                    -------
DISTRICT OF COLUMBIA (1.2%)
   District of Columbia RB,
     Howard University Project, MBIA
     5.500%, 10/01/16                                1,000            1,162

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
   Washington D.C., Convention Center
     Authority RB, Dedicated Tax Revenue,
     Senior Lien, AMBAC
     5.250%, 10/01/09                               $  200          $   226
                                                                    -------
                                                                      1,388
                                                                    -------
FLORIDA (1.3%)
   Tampa Water & Sewer Revenue
     RB Pre-refunded @ 101
     5.500%, 10/01/29                                1,300            1,519
                                                                    -------
GEORGIA (3.1%)
   Henry County, Water & Sewer
     Authority RB, AMBAC
     6.150%, 02/01/20                                2,000            2,455
   Municipal Electric Authority RB,
     Project One, Ser A, MBIA
     5.000%, 01/01/12                                1,000            1,106
                                                                    -------
                                                                      3,561
                                                                    -------
HAWAII (4.2%)
   Honolulu, City & County GO,
     Ser B, ETM
     8.000%, 10/01/10                                1,680            2,220
   University of Hawaii RB, Ser A,
     FGIC Callable 07/15/12 @ 100
     5.500%, 07/15/21                                2,385            2,644
                                                                    -------
                                                                      4,864
                                                                    -------
ILLINOIS (11.8%)
   Chicago GO, FGIC
     Callable 01/01/08 @ 102
     5.500%, 01/01/21                                1,500            1,612
   Chicago, Board of Education GO,
     School Reform Board, Ser A, FGIC
     5.250%, 12/01/20                                1,000            1,114
   Chicago, O'Hare International Airport
     RB, 2nd Lien, Ser C, MBIA
     4.900%, 01/01/07                                1,000            1,040
   Chicago, Park District GO, Aquarium
     & Museum Project, FGIC
     Callable 01/01/08 @ 100
     5.500%, 01/01/10                                1,000            1,112
   Health Facilities Authority RB, Hospital
     Sisters Services Project, Ser A, MBIA
     Callable 06/01/08 @ 101
     5.250%, 06/01/12                                1,000            1,076
   Illinois State GO, First Series,
     FGIC Callable 11/01/11 @ 100
     5.375%, 11/01/12                                1,000            1,134
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated State
     Tax Revenue, AMBAC
     5.125%, 06/01/13                                1,200            1,320

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated
     State Tax Revenue, FGIC
     5.500%, 12/15/23                               $  500          $   569
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated
     State Tax Revenue, FGIC, ETM
     5.500%, 12/15/23                                  500              574
   Regional Transportation Authority
     GO, FSA
     5.750%, 06/01/23                                1,500            1,753
   Southern Illinois University RB,
     Medical Facilities System Project,
     MBIA Callable 04/01/07 @ 102
     5.875%, 04/01/23                                1,000            1,100
   Will County, Illinois Community
     School District GO, FSA
     5.230%, 11/01/12                                2,000            1,345
                                                                    -------
                                                                     13,749
                                                                    -------
INDIANA (2.1%)
   Indianapolis, Public Improvement
     Authority RB, Ser A
     Callable 01/01/10 @ 101
     6.000%, 01/01/25                                1,000            1,127
   Transportation Finance Authority
     RB, Ser A, MBIA
     6.800%, 12/01/16                                1,000            1,264
                                                                    -------
                                                                      2,391
                                                                    -------
KANSAS (3.9%)
   Burlington, Pollution Control Authority
     RB, Kansas Gas & Electric Project,
     MBIA Callable 06/02/03 @ 101
     7.000%, 06/01/31                                1,000            1,054
   Kansas State, Department Transportation
     Highway RB, Ser A,
     Callable 09/01/10 @ 100
     5.750%, 09/01/12                                3,000            3,473
                                                                    -------
                                                                      4,527
                                                                    -------
LOUISIANA (3.1%)
   New Orleans GO, FGIC
     5.500%, 12/01/17                                1,000            1,172
   Public Facilities Authority RB,
     Franciscan Missionaries Project,
     Ser A, FSA
     5.500%, 07/01/11                                2,115            2,406
                                                                    -------
                                                                      3,578
                                                                    -------
MASSACHUSETTS (6.8%)
   State Construction Agency GO, Ser B,
     FSA Pre-refunded @ 100
     5.500%, 03/01/16                                2,000            2,308

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
   State Housing Finance Agency RB, Ser B,
     MBIA Callable 06/01/08 @ 101
     5.300%, 12/01/17                               $1,000          $ 1,040
   State Special Obligation RB,
     Consolidated Loan, Ser A
     Callable 06/01/08 @ 101
     5.000%, 06/01/15                                1,000            1,066
   State Turnpike Authority RB,
     Ser A, ETM, FGIC
     5.125%, 01/01/23                                2,000            2,195
   State Water Resources Authority RB,
     Ser D, MBIA, GOA
     6.000%, 08/01/14                                1,060            1,276
                                                                    -------
                                                                      7,885
                                                                    -------
MICHIGAN (3.0%)
   Parchment, School District GO, MBIA
     5.000%, 05/01/25                                1,000            1,071
   State Building Authority RB,
     Facilities Program, Ser I, AMBAC
     5.500%, 10/01/05                                1,000            1,096
   State Hospital Finance Authority RB,
     Genesys Health System Project,
     Ser A Pre-refunded @ 102
     8.100%, 10/01/13                                1,175            1,381
                                                                    -------
                                                                      3,548
                                                                    -------
MISSISSIPPI (0.9%)
   Developing Bank RB, Capital Project
     & Equipment Acquisition,
     Ser A2, AMBAC
     5.000%, 07/01/24                                1,000            1,061
                                                                    -------
NEVADA (4.3%)
   Clark County, Industrial Development
     Nevada Power RB, AMBAC
     Callable 06/02/03 @ 102
     7.200%, 10/01/22                                2,000            2,094
   Las Vegas, New Convention
     & Visitors Center RB,
     AMBAC Callable 07/01/09 @ 101
     6.000%, 07/01/13                                2,500            2,922
                                                                    -------
                                                                      5,016
                                                                    -------
NEW JERSEY (0.6%)
   New Jersey State, GO, Ser D
     6.000%, 02/15/11                                  150              176
   New Jersey State, Transportation
     System RB
     5.625%, 06/15/14                                  500              580
                                                                    -------
                                                                        756
                                                                    -------
NEW MEXICO (1.6%)
   Santa Fe County RB, Correctional
     Facilities Project
     6.000%, 02/01/27                                1,500            1,811
                                                                    -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003




TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
NEW YORK (6.0%)
   Nassau County, Comb Sewer
     Districts GO, Ser F, MBIA
     5.300%, 07/01/06                               $  250          $   276
   New York City, Municipal Assistance
     Authority RB, Ser G
     6.000%, 07/01/07                                1,800            2,072
   New York City, Municipal Water &
     Sewer Authority RB, Ser A
     Pre-refunded @ 101
     6.000%, 06/15/25                                  190              211
   New York City, Transitional Finance
     Authority RB, Ser A
     Callable 11/01/11 @ 100
     5.500%, 11/01/26                                2,000            2,219
   New York City, Transportation
     Authority RB, Livingston Plaza
     Project, ETM, FSA
     5.400%, 01/01/18                                1,000            1,122
   New York State, Mortgage Agency RB,
     Homeowner Mortgage, Ser 80
     Callable 03/01/09 @ 101
     5.100%, 10/01/17                                1,000            1,036
   New York State, Power Authority
     Revenue & General Purpose RB,
     Ser W, ETM
     6.700%, 01/01/04                                  100              104
                                                                    -------
                                                                      7,040
                                                                    -------
NORTH CAROLINA (3.8%)
   Charlotte, Water & Sewer Authority RB,
     Callable 06/01/10 @101
     5.125%, 06/01/13                                1,000            1,099
   North Carolina State, Eastern Municipal
     Power Authority RB, Ser B, AMBAC
     Callable 01/01/06 @ 102
     5.125%, 01/01/12                                2,000            2,178
   North Carolina State, Eastern Municipal
     Power Authority RB, Ser B, MBIA
     Callable 01/01/07 @ 102
     5.800%, 01/01/16                                1,000            1,116
                                                                    -------
                                                                      4,393
                                                                    -------
OKLAHOMA (4.4%)
   Oklahoma City, Water Utilities
     Authority RB, Ser A
     Callable 07/01/09 @ 100
     5.000%, 07/01/24                                3,000            3,075
   Oklahoma State, Health Systems
     Industries Authority RB, Integris
     Baptist Project, Ser D, AMBAC
     Callable 08/15/06 @ 102
     5.000%, 08/15/14                                2,000            2,105
                                                                    -------
                                                                      5,180
                                                                    -------

--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA (10.0%)
   Allegheny County, Pittsburgh
     International Airport RB, Ser B, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/17                               $2,000          $ 2,068
   Derry Township, Industrial &
     Commercial Development RB,
     Arena Project, Ser A
     5.375%, 11/01/30                                1,700            1,808
   Pennsylvania State, Finance
     Authority RB, Municipal Capital
     Improvements Program
     Callable 11/01/03 @ 102
     6.600%, 11/01/09                                1,285            1,347
   Pennsylvania State, Higher Educational
     Facilities Authority RB,
     Drexel University
     Pre-refunded @ 102
     6.800%, 05/01/06                                  210              214
   Pennsylvania State, Higher Educational
     Facilities Authority RB,
     Saint Joseph's University,
     Callable 05/01/06 @ 100
     5.000%, 05/01/11                                1,500            1,554
   Philadelphia, Authority for
     Industrial Development Lease
     Revenue RB, Ser B, FSA
     Callable 10/01/11 @ 101
     5.500%, 10/01/12                                1,500            1,719
   Philadelphia, Hospital & Higher
     Education Authority RB, Presbyterian
     Medical Center Project, ETM
     6.500%, 12/01/11                                1,300            1,539
   Philadelphia, Water & Waste
     Water RB, FGIC
     10.000%, 06/15/05                                 700              816
   Philadelphia, Water & Waste
     Water RB, MBIA
     6.250%, 08/01/09                                  525              624
                                                                    -------
                                                                     11,689
                                                                    -------
RHODE ISLAND (1.1%)
   Rhode Island State, Depositors Economic
     Protection Authority RB, Special
     Obligation, Ser A, ETM
     6.375%, 08/01/22                                1,000            1,249
                                                                    -------
SOUTH CAROLINA (1.9%)
   Piedmont, Municipal Power Agency
     Authority RB, South Carolina
     Electric Project, MBIA, ETM
     6.250%, 01/01/09                                1,000            1,185

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
   Spartanburg County, School District
     GO, No. 007, SCSDE
     Callable 03/01/17 @ 100
     5.000%, 03/01/18                               $1,000          $ 1,088
                                                                    -------
                                                                      2,273
                                                                    -------
TEXAS (8.0%)
   Duncanville, Independent School
     District, GO, PSF-GTD,
     Callable 02/15/2013 @ 100
     5.290%, 02/15/28                                1,350            1,417
   Fort Worth, Water & Sewer
     Systems Authority RB,
     Callable 08/15/10 @ 100
     5.750%, 02/15/14                                2,000            2,307
   Fort Worth, Water & Sewer
     Systems Authority RB,
     Callable 02/15/12 @ 100
     5.625%, 02/15/15                                1,000            1,138
   Harris County, Healthcare Facilities
     Development Authority RB, Christus
     Health Project, Ser A, MBIA
     Callable 07/01/09 @ 101
     5.375%, 07/01/24                                1,850            1,915
   Harris County, Healthcare Facilities
     Development Authority RB, Hermann
     Hospital Project, MBIA
     Pre-refunded 10/01/04 @ 101
     6.375%, 10/01/24                                1,000            1,081
   Houston, Water & Sewer Systems
     Authority RB, Junior Lien, Ser C, FGIC
     Callable 12/01/07 @ 101
     5.375%, 12/01/27                                1,140            1,196
   Laredo GO, Ser A, MBIA
     8.625%, 08/15/03                                  295              301
                                                                    -------
                                                                      9,355
                                                                    -------
VIRGINIA (0.9%)
   Virginia State, Housing Development
     Authority RB, Ser B
     Callable 07/01/10 @ 100
     5.500%, 01/01/16                                1,000            1,055
                                                                    -------
WASHINGTON (2.8%)
   Central Puget Sound, Regional
     Transportation Authority RB, Sales
     Tax & Motor Project, FGIC
     5.250%, 02/01/21                                1,000            1,096
   Clark County, School District
     No. 177 GO, AMBAC
     5.250%, 12/01/14                                1,000            1,130
   Washington State GO, Ser B,
     Pre-refunded @ 100
     5.750%, 05/01/10                                   20               21


--------------------------------------------------------------------------------
                                            SHARES/FACE AMOUNT
                                                   (000)        VALUE (000)
--------------------------------------------------------------------------------
   Washington State, Public Power
     Supply Systems RB, Ser A, MBIA
     Callable 07/01/04 @ 102
     5.000%, 07/01/09                               $1,000         $  1,051
                                                                   --------
                                                                      3,298
                                                                   --------
WISCONSIN (1.0%)
   Milwaukee County GO, Ser A, MBIA
     Callable 10/01/07 @ 100
     5.250%, 10/01/08                                1,000            1,110
                                                                   --------
Total Municipal Bonds
     (Cost $104,666)                                                114,649
                                                                   --------
REGISTERED INVESTMENT COMPANY (0.5%)
   SEI Institutional Tax-Free Portfolio            605,208              605
                                                                   --------
Total Registered Investment Company
     (Cost $605)                                                        605
                                                                   --------
Total Investments (98.9%)
     (Cost $105,271)                                                115,254
                                                                   --------
OTHER ASSETS AND LIABILITIES (1.1%)
Other assets                                                          1,792
Investment advisory fee payable                                         (15)
Administrative fee payable                                               (8)
Shareholder servicing fee payable                                       (24)
Other liabilities                                                      (423)
                                                                   --------
Total Other Assets and Liabilities, Net                               1,322
                                                                   --------
Total Net Assets (100.0%)                                          $116,576
                                                                   ========

NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 10,715,042
   outstanding shares of beneficial interest                        106,146
Undistributed net investment income                                     130
Accumulated net realized gain on investments                            317
Net unrealized appreciation on investments                            9,983
                                                                   --------
Total Net Assets                                                   $116,576
                                                                   ========

Net Asset Value, Offering and Redemption
   Price Per Share                                                   $10.88
                                                                     ======

ETM -- ESCROWED TO MATURITY
GNMA -- GENERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
RB -- REVENUE BOND
SER -- SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
SCSDE -- SOUTH CAROLINA SCHOOL DISTRICT ENHANCEMENT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR SIX MONTH PERIOD ENDED APRIL 30, 2003


                                                               DIVERSIFIED          SELECT           DIVERSIFIED        SELECT
                                                                  VALUE              VALUE             GROWTH           GROWTH
                                                                  FUND               FUND               FUND             FUND
                                                               -----------          -------          -----------        -------
INCOME:
   Dividends ..................................................  $ 1,437             $  456            $  438            $   64
   Interest ...................................................        1                 --                 1                 2
   Securities Lending .........................................        9                  6                 6                 4
   Less: Foreign Taxes Withheld ...............................       --                 --                --                --
                                                                 -------             ------            ------            ------
   Total Income ...............................................    1,447                462               445                70
                                                                 -------             ------            ------            ------
EXPENSES:
   Investment Advisory Fees ...................................      408                158               273               136
   Administrative Fees ........................................       47                 35                35                35
   Shareholder Servicing Fees .................................      146                 56                97                40
   Professional Fees ..........................................       30                 12                20                 8
   Transfer Agent Fees ........................................       10                 10                 9                10
   Custody Fees ...............................................        5                  2                 6                 3
   Printing Expense ...........................................        4                  2                 3                 1
   Trustee Fees ...............................................        4                  2                 3                 1
   Registration Fees ..........................................        3                  1                 2                 1
   Insurance and Other Expenses ...............................        9                  4                 6                 2
                                                                 -------             ------            ------            ------
   Total Operating Expenses ...................................      666                282               454               237
   Less: Investment Advisory Fees Waived ......................      (73)               (49)              (59)              (49)
                                                                 -------             ------            ------            ------
   Total Net Operating Expenses ...............................      593                233               395               188
   Interest Expense ...........................................       --                 --                --                --
                                                                 -------             ------            ------            ------
   Total Expenses .............................................      593                233               395               188
                                                                 -------             ------            ------            ------
   Net Investment Income (Loss) ...............................      854                229                50              (118)
                                                                 -------             ------            ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ................   (5,701)            (2,462)          (11,161)           (5,476)
   Net Realized Loss on Foreign Currency Transactions .........       --                 --                --                --
   Net Change in Unrealized Appreciation on Translation
     of Foreign Currency and Other Assets and Liabilities
     Denominated in Foreign Currency ..........................       --                 --                --                --
   Net Change in Unrealized Appreciation on Investments .......    7,662              2,041            12,806             7,749
                                                                 -------             ------            ------            ------
   Net Realized and Unrealized Gain (Loss) on Investments .....    1,961               (421)            1,645             2,273
                                                                 -------             ------            ------            ------
   Net Increase (Decrease) in Net Assets from Operations ......  $ 2,815             $ (192)           $1,695            $2,155
                                                                 =======             ======            ======            ======

Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                                                                     SMALL                  FAMILY            INTERNATIONAL
                                                                      CAP                 HERITAGE(R)             EQUITY
                                                                     FUND                    FUND                  FUND
                                                                    ------                -----------         -------------
INCOME:
   Dividends ..................................................     $  310                  $  420               $   887
   Interest ...................................................          2                      --                    31
   Securities Lending .........................................         60                      14                    16
   Less: Foreign Taxes Withheld ...............................         (1)                     --                   (79)
                                                                    ------                  ------               -------
   Total Income ...............................................        371                     434                   855
                                                                    ------                  ------               -------
EXPENSES:
   Investment Advisory Fees ...................................        234                     280                   362
   Administrative Fees ........................................         35                      35                    39
   Shareholder Servicing Fees .................................         84                      78                    95
   Professional Fees ..........................................          9                      16                    19
   Transfer Agent Fees ........................................         10                       9                    10
   Custody Fees ...............................................          8                       3                    61
   Printing Expense ...........................................          2                       2                     3
   Trustee Fees ...............................................          2                       2                     3
   Registration Fees ..........................................          2                       1                     2
   Insurance and Other Expenses ...............................          6                       5                    12
                                                                    ------                  ------               -------
   Total Operating Expenses ...................................        392                     431                   606
   Less: Investment Advisory Fees Waived ......................          4                     (44)                 (113)
                                                                    ------                  ------               -------
   Total Net Operating Expenses ...............................        396                     387                   493
   Interest Expense ...........................................         20                      --                    --
                                                                    ------                  ------               -------
   Total Expenses .............................................        416                     387                   493
                                                                    ------                  ------               -------
   Net Investment Income (Loss) ...............................        (45)                     47                   362
                                                                    ------                  ------               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ................     (3,488)                 (5,406)              (12,027)
   Net Realized Loss on Foreign Currency Transactions .........         --                      --                  (131)
   Net Change in Unrealized Appreciation on Translation
     of Foreign Currency and Other Assets and Liabilities
     Denominated in Foreign Currency ..........................         --                      --                    39
   Net Change in Unrealized Appreciation on Investments .......      6,754                   7,969                 9,079
                                                                    ------                  ------               -------
   Net Realized and Unrealized Gain (Loss) on Investments .....      3,266                   2,563                (3,040)
                                                                    ------                  ------               -------
   Net Increase (Decrease) in Net Assets from Operations ......     $3,221                  $2,610               $(2,678)
                                                                    ======                  ======               =======


                                                                     TAXABLE             TAX-EXEMPT
                                                                      BOND                  BOND
                                                                      FUND                  FUND
                                                                     -------             ----------
INCOME:
   Dividends ..................................................      $   --               $   --
   Interest ...................................................       1,085                2,692
   Securities Lending .........................................           7                   --
   Less: Foreign Taxes Withheld ...............................          --                   --
                                                                     ------               ------
   Total Income ...............................................       1,092                2,692
                                                                     ------               ------
EXPENSES:
   Investment Advisory Fees ...................................          78                  171
   Administrative Fees ........................................          35                   46
   Shareholder Servicing Fees .................................          49                  143
   Professional Fees ..........................................          10                   29
   Transfer Agent Fees ........................................          10                    9
   Custody Fees ...............................................           3                    4
   Printing Expense ...........................................           1                    4
   Trustee Fees ...............................................           1                    4
   Registration Fees ..........................................           1                    2
   Insurance and Other Expenses ...............................           3                    8
                                                                     ------               ------
   Total Operating Expenses ...................................         191                  420
   Less: Investment Advisory Fees Waived ......................         (47)                 (78)
                                                                     ------               ------
   Total Net Operating Expenses ...............................         144                  342
   Interest Expense ...........................................          --                   --
                                                                     ------               ------
   Total Expenses .............................................         144                  342
                                                                     ------               ------
   Net Investment Income (Loss) ...............................         948                2,350
                                                                     ------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Securities Sold ................         237                  317
   Net Realized Loss on Foreign Currency Transactions .........          --                   --
   Net Change in Unrealized Appreciation on Translation
     of Foreign Currency and Other Assets and Liabilities
     Denominated in Foreign Currency ..........................          --                   --
   Net Change in Unrealized Appreciation on Investments .......       1,190                1,721
                                                                     ------               ------
   Net Realized and Unrealized Gain (Loss) on Investments .....       1,427                2,038
                                                                     ------               ------
   Net Increase (Decrease) in Net Assets from Operations ......      $2,375               $4,388
                                                                     ======               ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      24&25

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2002


                                                                                  DIVERSIFIED VALUE FUND       SELECT VALUE FUND
                                                                                  -----------------------   -----------------------
                                                                                   11/01/02-    11/01/01-    11/01/02-    11/01/01-
                                                                                   04/30/03     10/31/02     04/30/03     10/31/02
                                                                                  ----------   ----------   ----------   ----------
OPERATIONS:
   Net Investment Income (Loss) ................................................  $     854     $  1,612     $    229     $    546
   Net Realized Loss on Investments ............................................     (5,701)      (2,869)      (2,462)      (2,697)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........      7,662       (6,801)       2,041       (6,939)
                                                                                  ----------    ---------    ---------    ---------
     Increase (Decrease) in Net Assets from Operations .........................      2,815       (8,058)        (192)      (9,090)
                                                                                  ----------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .......................................................       (913)      (1,613)        (292)        (516)
                                                                                  ----------    ---------    ---------    ---------
   Total Distributions .........................................................       (913)      (1,613)        (292)        (516)
                                                                                  ----------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ...............................................      3,344        7,317        2,141        6,016
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) .....         --           --           --           --
     Reinvestment of Distributions .............................................         85          154           51           92
     Cost of Shares Repurchased ................................................     (7,108)     (15,176)      (4,053)      (9,033)
                                                                                  ----------    ---------    ---------    ---------
   Total Increase (Decrease) in Net Assets From Capital Transactions ...........     (3,679)      (7,705)      (1,861)      (2,925)
                                                                                  ----------    ---------    ---------    ---------
     Total Increase (Decrease) in Net Assets ...................................     (1,777)     (17,376)      (2,345)     (12,531)
NET ASSETS:
   Beginning of Period .........................................................    122,391      139,767       48,455       60,986
                                                                                  ----------    ---------    ---------    ---------
   End of Period ...............................................................  $ 120,614     $122,391     $ 46,110     $ 48,455
                                                                                  ==========    =========    =========    =========
SHARE TRANSACTIONS:
     Shares Issued .............................................................        398          793          266          594
     Shares Issued in Connection with Fund Reorganization(1) ...................         --           --           --           --
     Shares Issued in Lieu of Distributions ....................................         10           17            6            9
     Shares Repurchased ........................................................       (840)      (1,621)        (487)        (899)
                                                                                  ----------    ---------    ---------    ---------
   Increase (Decrease) in Shares ...............................................       (432)        (811)        (215)        (296)
                                                                                  ==========    =========    =========    =========

   (1) See Note 10 in Notes to Financial Statements.
Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                  DIVERSIFIED GROWTH FUND      SELECT GROWTH FUND
                                                                                  -----------------------   -----------------------
                                                                                   11/01/02-    11/01/01-    11/01/02-    11/01/01-
                                                                                   04/30/03     10/31/02     04/30/03     10/31/02
                                                                                  ----------   ----------   ----------   ----------
OPERATIONS:
   Net Investment Income (Loss) ................................................   $    (50)    $   (149)    $   (118)    $   (272)
   Net Realized Loss on Investments ............................................    (11,161)     (35,541)      (5,476)     (11,995)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........     12,806       12,098        7,749        7,148
                                                                                   ---------    ---------    ---------    ---------
     Increase (Decrease) in Net Assets from Operations .........................      1,695      (23,592)       2,155       (5,119)
                                                                                   ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .......................................................         --           --           --           --
                                                                                   ---------    ---------    ---------    ---------
   Total Distributions .........................................................         --           --           --           --
                                                                                   ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ...............................................      9,661        7,978        2,945        7,021
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) .....         --           --           --           --
     Reinvestment of Distributions .............................................         --           --           --           --
     Cost of Shares Repurchased ................................................    (11,980)      (9,159)      (2,622)      (8,410)
                                                                                   ---------    ---------    ---------    ---------
   Total Increase (Decrease) in Net Assets From Capital Transactions ...........     (2,319)      (1,181)         323       (1,389)
                                                                                   ---------    ---------    ---------    ---------
     Total Increase (Decrease) in Net Assets ...................................       (624)     (24,773)       2,478       (6,508)
NET ASSETS:
   Beginning of Period .........................................................     82,368      107,141       32,818       39,326
                                                                                   ---------    ---------    ---------    ---------
   End of Period ...............................................................   $ 81,744     $ 82,368     $ 35,296     $ 32,818
                                                                                   =========    =========    =========    =========
SHARE TRANSACTIONS:
     Shares Issued .............................................................      2,234        1,530          618        1,201
     Shares Issued in Connection with Fund Reorganization(1) ...................         --           --           --           --
     Shares Issued in Lieu of Distributions ....................................         --           --           --           --
     Shares Repurchased ........................................................     (2,742)      (1,750)        (552)      (1,468)
                                                                                   ---------    ---------    ---------    ---------
   Increase (Decrease) in Shares ...............................................       (508)        (220)          66         (267)
                                                                                   =========    =========    =========    =========



                                                                                      SMALL CAP FUND
                                                                                   -----------------------
                                                                                    11/01/02-    11/01/01-
                                                                                    04/30/03     10/31/02
                                                                                   ----------   ----------
OPERATIONS:
   Net Investment Income (Loss) ................................................    $    (45)    $    358
   Net Realized Loss on Investments ............................................      (3,488)        (956)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........       6,754       (2,239)
                                                                                    ---------    ---------
     Increase (Decrease) in Net Assets from Operations .........................       3,221       (2,837)
                                                                                    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .......................................................         (17)        (494)
                                                                                    ---------    ---------
   Total Distributions .........................................................         (17)        (494)
                                                                                    ---------    ---------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ...............................................       1,474        1,381
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) .....      25,687           --
     Reinvestment of Distributions .............................................          --           48
     Cost of Shares Repurchased ................................................     (12,361)     (10,229)
                                                                                    ---------    ---------
   Total Increase (Decrease) in Net Assets From Capital Transactions ...........      14,800       (8,800)
                                                                                    ---------    ---------
     Total Increase (Decrease) in Net Assets ...................................      18,004      (12,131)
NET ASSETS:
   Beginning of Period .........................................................      50,096       62,227
                                                                                    ---------    ---------
   End of Period ...............................................................    $ 68,100     $ 50,096
                                                                                    =========    =========
SHARE TRANSACTIONS:
     Shares Issued .............................................................         150          119
     Shares Issued in Connection with Fund Reorganization(1) ...................       2,603           --
     Shares Issued in Lieu of Distributions ....................................          --            4
     Shares Repurchased ........................................................      (1,278)        (877)
                                                                                    ---------    ---------
   Increase (Decrease) in Shares ...............................................       1,475         (754)
                                                                                    =========    =========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      26&27

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2002


                                                                                 FAMILY HERITAGE(R) FUND  INTERNATIONAL EQUITY FUND
                                                                                 -----------------------  -------------------------
                                                                                  11/01/02-    11/01/01-    11/01/02-    11/01/01-
                                                                                  04/30/03     10/31/02     04/30/03     10/31/02
                                                                                 ----------   ----------   ----------   ----------
OPERATIONS:
   Net Investment Income (Loss) ................................................ $     (47)   $    (137)   $     362    $     631
   Net Realized Gain (Loss) on Investments .....................................    (5,406)      (2,721)     (12,027)     (24,989)
   Net Realized Loss on Foreign Currency Transactions ..........................        --           --         (131)         (64)
   Net Change in Unrealized Appreciation on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency        --           --           39           17
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........     7,969       (5,068)       9,079       10,252
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets from Operations ...........................     2,610       (7,926)      (2,678)     (14,153)
                                                                                 ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .......................................................        --           --         (459)      (1,095)
   Net Realized Gains ..........................................................        --           --           --           --
                                                                                 ---------    ---------    ---------    ---------
   Total Distributions .........................................................        --           --         (459)      (1,095)
                                                                                 ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ...............................................     1,349        4,396        5,649       11,630
     Reinvestment of Distributions .............................................        --           --           62          112
     Cost of Shares Repurchased ................................................    (6,731)      (7,639)      (8,655)     (21,758)
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets From Capital Share Transactions ...........    (5,382)      (3,243)      (2,944)     (10,016)
                                                                                 ---------    ---------    ---------    ---------
     Total Increase (Decrease) in Net Assets ...................................    (2,772)     (11,169)      (6,081)     (25,264)
NET ASSETS:
   Beginning of Period .........................................................    66,126       77,295       83,513      108,777
                                                                                 ---------    ---------    ---------    ---------
   End of Period ............................................................... $  63,354    $  66,126    $  77,432    $  83,513
                                                                                 =========    =========    =========    =========
SHARE TRANSACTIONS:
     Shares Issued .............................................................       196          553        1,136        1,925
     Shares Issued in Lieu of Cash Distributions ...............................        --           --           12           18
     Shares Repurchased ........................................................      (958)        (948)      (1,710)      (3,561)
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Shares ...............................................      (762)        (395)        (562)      (1,618)
                                                                                 =========    =========    =========    =========


Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                   TAXABLE BOND FUND        TAX-EXEMPT BOND FUND
                                                                                 -----------------------   -----------------------
                                                                                  11/01/02-    11/01/01-    11/01/02-    11/01/01-
                                                                                  04/30/03     10/31/02     04/30/03     10/31/02
                                                                                 ----------   ----------   ----------   ----------
OPERATIONS:
   Net Investment Income (Loss) ................................................ $     948    $   1,984    $   2,350    $   4,695
   Net Realized Gain (Loss) on Investments .....................................       237       (1,404)         317          295
   Net Realized Loss on Foreign Currency Transactions ..........................        --           --           --           --
   Net Change in Unrealized Appreciation on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency        --           --           --           --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........     1,190           82        1,721        1,012
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets from Operations ...........................     2,375          662        4,388        6,002
                                                                                 ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income .......................................................      (947)      (1,990)      (2,329)      (4,690)
   Net Realized Gains ..........................................................        --         (285)        (294)         (61)
                                                                                 ---------    ---------    ---------    ---------
   Total Distributions .........................................................      (947)      (2,275)      (2,623)      (4,751)
                                                                                 ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ...............................................     1,122       11,993        4,268       10,287
     Reinvestment of Distributions .............................................       210          548          149           79
     Cost of Shares Repurchased ................................................    (4,597)      (6,432)      (5,511)      (8,783)
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Net Assets From Capital Share Transactions ...........    (3,265)       6,109       (1,094)       1,583
                                                                                 ---------    ---------    ---------    ---------
     Total Increase (Decrease) in Net Assets ...................................    (1,837)       4,496          671        2,834
NET ASSETS:
   Beginning of Period .........................................................    40,058       35,562      115,905      113,071
                                                                                 ---------    ---------    ---------    ---------
   End of Period ............................................................... $  38,221    $  40,058    $ 116,576    $ 115,905
                                                                                 =========    =========    =========    =========
SHARE TRANSACTIONS:
     Shares Issued .............................................................       106        1,150          397          979
     Shares Issued in Lieu of Cash Distributions ...............................        20           53           14            7
     Shares Repurchased ........................................................      (430)        (616)        (515)        (837)
                                                                                 ---------    ---------    ---------    ---------
   Increase (Decrease) in Shares ...............................................      (304)         587         (104)         149
                                                                                 =========    =========    =========    =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      28&29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                               DIVERSIFIED VALUE FUND
                                                        ---------------------------------------------------------------
                                                             For the
                                                        Six Month Period       For the        For the         For the
                                                         Ended 04/30/03      Year Ended     Year Ended     Period Ended
                                                           (Unaudited)        10/31/02       10/31/01       10/31/00(1)
                                                        ----------------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............         $   8.50         $   9.19        $  10.52        $  10.00
                                                            --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...................             0.06             0.10            0.09            0.01(3)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...............................             0.13            (0.69)          (1.33)           0.51(3)
                                                            --------         --------        --------        --------
     Total from Investment Operations .............             0.19            (0.59)          (1.24)           0.52
                                                            --------         --------        --------        --------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .......            (0.06)           (0.10)          (0.09)             --
   Distributions from Realized Gains ..............               --               --              --              --
                                                            --------         --------        --------        --------
     Total Distributions ..........................            (0.06)           (0.10)          (0.09)             --
                                                            --------         --------        --------        --------
NET ASSET VALUE, END OF PERIOD ....................         $   8.63         $   8.50        $   9.19        $  10.52
                                                            ========         ========        ========        ========

TOTAL RETURN ......................................             2.32%+          (6.43)%        (11.87)%          5.24%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...........         $120,614         $122,391        $139,767        $165,823
   Ratio of Expenses to Average Net Assets ........             1.02%*           1.02%           1.00%           1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets ...................................             1.46%*           1.17%           0.92%           0.73%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets ...................................             1.14%*           1.13%           1.16%           1.22%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ................             1.34%*           1.06%           0.76%           0.51%*
   Portfolio Turnover Rate ........................               30%              26%             48%             12%


 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Commenced operations on August 11, 2000.
(3) Per share net investment income and net realized and unrealized gain calculated using average shares.
Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                               SELECT VALUE FUND
                                                        -----------------------------------------------------------
                                                             For the
                                                        Six Month Period     For the        For the       For the
                                                         Ended 04/30/03    Year Ended     Year Ended   Period Ended
                                                          (Unaudited)       10/31/02       10/31/01     10/31/00(2)
                                                        ----------------   ----------     ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............         $  8.36         $ 10.01        $ 10.96        $ 10.00
                                                            -------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...................            0.04            0.09           0.09           0.02
   Net Realized and Unrealized Gains (Losses)
     on Investments ...............................           (0.09)          (1.65)         (0.95)          0.95
                                                            -------         -------        -------        -------
     Total from Investment Operations .............           (0.05)          (1.56)         (0.86)          0.97
                                                            -------         -------        -------        -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .......           (0.05)          (0.09)         (0.09)         (0.01)
   Distributions from Realized Gains ..............              --              --             --             --
                                                            -------         -------        -------        -------
     Total Distributions ..........................           (0.05)          (0.09)         (0.09)         (0.01)
                                                            -------         -------        -------        -------
NET ASSET VALUE, END OF PERIOD ....................         $  8.26         $  8.36        $ 10.01        $ 10.96
                                                            =======         =======        =======        =======

TOTAL RETURN ......................................           (0.56)%+       (15.77)%        (7.90)%         9.70%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...........         $46,110         $48,455        $60,986        $62,392
   Ratio of Expenses to Average Net Assets ........            1.03%*          1.02%          1.00%          1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets ...................................            1.01%*          0.92%          0.85%          0.95%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets ...................................            1.24%*          1.19%          1.19%          1.33%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ................            0.80%*          0.75%          0.66%          0.62%*
   Portfolio Turnover Rate ........................              44%            110%           104%            27%


                                                                           DIVERSIFIED GROWTH FUND
                                                        ------------------------------------------------------------
                                                            For the
                                                        Six Month Period    For the        For the         For the
                                                         Ended 04/30/03   Year Ended     Year Ended     Period Ended
                                                           (Unaudited)     10/31/02       10/31/01       10/31/00(1)
                                                        ----------------  ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............        $  4.40         $  5.66        $   9.18        $  10.00
                                                           -------         -------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) ...................             --           (0.01)          (0.03)          (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...............................           0.09           (1.25)          (3.49)          (0.81)
                                                           -------         -------        --------        --------
     Total from Investment Operations .............           0.09           (1.26)          (3.52)          (0.82)
                                                           -------         -------        --------        --------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .......             --              --              --              --
   Distributions from Realized Gains ..............             --              --              --              --
                                                           -------         -------        --------        --------
     Total Distributions ..........................             --              --              --              --
                                                           -------         -------        --------        --------
NET ASSET VALUE, END OF PERIOD ....................        $  4.49         $  4.40        $   5.66        $   9.18
                                                           =======         =======        ========        ========

TOTAL RETURN ......................................           2.05%+        (22.26)%        (38.34)%         (8.20)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...........        $81,744         $82,368        $107,141        $174,960
   Ratio of Expenses to Average Net Assets ........           1.01%*          1.01%           1.00%           1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets ...................................           0.13%*         (0.15)%         (0.04)%         (0.68)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets ...................................           1.17%*          1.14%           1.17%           1.22%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ................          (0.03)%*        (0.28)%         (0.61)%         (0.90)%*
   Portfolio Turnover Rate ........................             33%             35%             37%              6%






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                                                     SELECT GROWTH FUND
                                                        ---------------------------------------------------------------------
                                                             For the
                                                        Six Month Period           For the         For the         For the
                                                         Ended 04/30/03           Year Ended      Year Ended     Period Ended
                                                           (Unaudited)             10/31/02        10/31/01       10/31/00(1)
                                                        ----------------          ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $  4.81             $  5.55         $  9.02         $ 10.00
                                                               -------             -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................    (0.02)              (0.04)          (0.04)          (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................     0.33               (0.70)          (3.43)          (0.97)
                                                               -------             -------         -------         -------
     Total from Investment Operations .......................     0.31               (0.74)          (3.47)          (0.98)
                                                               -------             -------         -------         -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................       --                  --              --              --
   Distributions from Realized Gains ........................       --                  --              --              --
                                                               -------             -------         -------         -------
   Total Distributions ......................................       --                  --              --              --
                                                               -------             -------         -------         -------
NET ASSET VALUE, END OF PERIOD ..............................  $  5.12             $  4.81         $  5.55         $  9.02
                                                               =======             =======         =======         =======


TOTAL RETURN ................................................     6.44%+           (13.33)%         (38.44)%         (9.80)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................  $35,296             $32,818         $39,326         $54,794
   Ratio of Expenses to Average Net Assets ..................     1.18%*              1.16%           1.15%           1.15%*
   Ratio of Expenses (Excluding Interest Expense) to
     Average Net Assets .....................................     1.18%*              1.16%           1.15%           1.15%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................    (0.74)%*            (0.69)%         (0.63)%         (0.61)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................     1.48%*              1.43%           1.43%           1.50%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................    (1.04)%*            (0.96)%         (0.91)%         (0.96)%*
   Portfolio Turnover Rate ..................................       22%*                24%             37%             13%


 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 11, 2000.
(2) Commenced operations on August 25, 2000.
(3) Commenced operations on August 4, 2000.
Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                          SMALL CAP FUND
                                                                ---------------------------------------------------------------
                                                                     For the
                                                                Six Month Period       For the         For the       For the
                                                                 Ended 04/30/03      Year Ended      Year Ended   Period Ended
                                                                   (Unaudited)        10/31/02        10/31/01     10/31/00(2)
                                                                ----------------      ----------      ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................       $  9.87            $ 10.67         $ 10.18       $ 10.00
                                                                    -------            -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................         (0.01)              0.07            0.10          0.02
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................          0.53              (0.78)           0.49          0.16
                                                                    -------            -------         -------       -------
     Total from Investment Operations .......................          0.52              (0.71)           0.59          0.18
                                                                    -------            -------         -------       -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................            --              (0.09)          (0.10)        --
   Distributions from Realized Gains ........................            --                 --              --            --
                                                                    -------            -------         -------       -------
   Total Distributions ......................................            --              (0.09)          (0.10)        --
                                                                    -------            -------         -------       -------
NET ASSET VALUE, END OF PERIOD ..............................       $ 10.39            $  9.87         $ 10.67       $ 10.18
                                                                    =======            =======         =======       =======


TOTAL RETURN ................................................          5.29%+            (6.78)%          5.80%         1.80%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................       $68,100            $50,096         $62,227       $67,651
   Ratio of Expenses to Average Net Assets ..................          1.23%*             1.28%           1.16%         1.22%*
   Ratio of Expenses (Excluding Interest Expense) to
     Average Net Assets .....................................          1.17%*             1.19%           1.00%         1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................         (0.19)%*            0.58%           0.93%         1.11%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................          1.22%*             1.38%           1.19%         1.33%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................         (0.18)%*            0.48%           0.74%         0.78%*
   Portfolio Turnover Rate ..................................            80%                93%             96%           10%



                                                                                    FAMILY HERITAGE(R) FUND
                                                                ------------------------------------------------------------
                                                                     For the
                                                                Six Month Period    For the        For the        For the
                                                                 Ended 04/30/03   Year Ended     Year Ended    Period Ended
                                                                   (Unaudited)     10/31/02       10/31/01      10/31/00(3)
                                                                ----------------   ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................        $  6.97        $  7.82         $  9.87        $ 10.00
                                                                     -------        -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................           0.01          (0.01)          (0.02)         (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................           0.28          (0.84)          (2.03)         (0.12)
                                                                     -------        -------         -------        -------
     Total from Investment Operations .......................           0.29          (0.85)          (2.05)         (0.13)
                                                                     -------        -------         -------        -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................             --             --              --             --
   Distributions from Realized Gains ........................             --             --              --             --
                                                                     -------        -------         -------        -------
   Total Distributions ......................................             --             --              --             --
                                                                     -------        -------         -------        -------
NET ASSET VALUE, END OF PERIOD ..............................        $  7.26        $  6.97         $  7.82        $  9.87
                                                                     =======        =======         =======        =======


TOTAL RETURN ................................................           4.16%+       (10.87)%        (20.77)%        (1.30)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................        $63,354        $66,126         $77,295        $98,420
   Ratio of Expenses to Average Net Assets ..................           1.24%*         1.27%           1.20%          1.20%*
   Ratio of Expenses (Excluding Interest Expense) to
     Average Net Assets .....................................           1.24%*         1.27%           1.20%          1.20%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................           0.15%*        (0.18)%         (0.19)%        (0.29)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................           1.39%*         1.36%           1.37%          1.44%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................           0.00%*        (0.27)%         (0.36)%        (0.53)%*
   Portfolio Turnover Rate ..................................             10%            24%             37%             1%


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                              INTERNATIONAL EQUITY FUND
                                                          ------------------------------------------------------------------
                                                              For the
                                                          Six Month Period         For the         For the         For the
                                                           Ended 04/30/03        Year Ended      Year Ended     Period Ended
                                                             (Unaudited)          10/31/02        10/31/01       10/31/00(1)
                                                          ----------------       ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................  $  5.23             $  6.19        $   9.28        $  10.00
                                                               -------             -------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................     0.02                0.04            0.01           (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................    (0.19)              (0.94)          (3.05)          (0.71)
                                                               -------             -------        --------        --------
     Total from Investment Operations .......................    (0.17)              (0.90)          (3.04)          (0.72)
                                                               -------             -------        --------        --------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................    (0.03)              (0.06)          (0.02)             --
   Distributions from Realized Gains ........................       --                  --           (0.03)             --
                                                               -------             -------        --------        --------
   Total Distributions ......................................    (0.03)              (0.06)          (0.05)             --
                                                               -------             -------        --------        --------
NET ASSET VALUE, END OF PERIOD ..............................  $  5.03             $  5.23        $   6.19        $   9.28
                                                               =======             =======        ========        ========

TOTAL RETURN ................................................    (3.29)%+           (14.68)%        (32.91)%         (7.20)%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................  $77,432             $83,513        $108,777        $175,029
   Ratio of Expenses to Average Net Assets ..................     1.29%*              1.32%           1.25%           1.25%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................     0.95%*              0.63%           0.16%          (0.37)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................     1.59%*              1.48%           1.45%           1.53%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................     0.65%*              0.47%          (0.04)%         (0.65)%*
   Portfolio Turnover Rate ..................................      105%                 69%             44%             10%


  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
  * Annualized
(1) Commenced operations on August 4, 2000.
(2) As required, effective November 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires it to record the accretion of market discounts. The effect of this change for the year ended October 31, 2002 was an increase in net investment income to average net assets of 0.03%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in accounting.
Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                    TAXABLE BOND FUND
                                                               --------------------------------------------------------------
                                                                     For the
                                                               Six Month Period       For the         For the       For the
                                                                Ended 04/30/03      Year Ended      Year Ended   Period Ended
                                                                  (Unaudited)        10/31/02        10/31/01     10/31/00(1)
                                                               ----------------     ----------      ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................      $ 10.47            $ 10.98         $ 10.09       $ 10.00
                                                                   -------            -------         -------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................         0.26               0.56            0.59          0.15
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................         0.38              (0.42)           0.90          0.09
                                                                   -------            -------         -------       -------
     Total from Investment Operations .......................         0.64               0.14            1.49          0.24
                                                                   -------            -------         -------       -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................        (0.26)             (0.56)          (0.60)        (0.15)
   Distributions from Realized Gains ........................           --              (0.09)             --            --
                                                                   -------            -------         -------       -------
   Total Distributions ......................................        (0.26)             (0.65)          (0.60)        (0.15)
                                                                   -------            -------         -------       -------
NET ASSET VALUE, END OF PERIOD ..............................      $ 10.85            $ 10.47         $ 10.98       $ 10.09
                                                                   =======            =======         =======       =======

TOTAL RETURN ................................................         6.14%+             1.46%          15.19%         2.36%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................      $38,221            $40,058         $35,562       $37,212
   Ratio of Expenses to Average Net Assets ..................         0.74%*             0.78%           0.70%         0.70%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................         4.86%*             5.35%(2)       (5.63%         6.51%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................         0.98%*             0.98%           0.99%         1.10%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................         4.62%*             5.15%(2)        5.34%         6.11%*
   Portfolio Turnover Rate ..................................            9%                58%             54%            7%



                                                                                    TAX-EXEMPT BOND FUND
                                                                ------------------------------------------------------------
                                                                      For the
                                                                Six Month Period     For the        For the        For the
                                                                 Ended 04/30/03    Year Ended     Year Ended    Period Ended
                                                                   (Unaudited)      10/31/02       10/31/01      10/31/00(1)
                                                                ----------------   ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................       $  10.71       $  10.60        $  10.04        $ 10.00
                                                                    --------       --------        --------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .............................           0.22           0.44            0.45           0.10
   Net Realized and Unrealized Gains (Losses)
     on Investments .........................................           0.20           0.12            0.57           0.04
                                                                    --------       --------        --------        -------
     Total from Investment Operations .......................           0.42           0.56            1.02           0.14
                                                                    --------       --------        --------        -------
LESS DISTRIBUTIONS:
   Distributions from Net Investment Income .................          (0.22)         (0.44)          (0.46)         (0.10)
   Distributions from Realized Gains ........................          (0.03)         (0.01)             --             --
                                                                    --------       --------        --------        -------
   Total Distributions ......................................          (0.25)         (0.45)          (0.46)         (0.10)
                                                                    --------       --------        --------        -------
NET ASSET VALUE, END OF PERIOD ..............................       $  10.88       $  10.71        $  10.60        $ 10.04
                                                                    ========       ========        ========        =======

TOTAL RETURN ................................................           3.92%+         5.41%          10.30%          1.43%+

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) .....................       $116,576       $115,905        $113,071        $99,187
   Ratio of Expenses to Average Net Assets ..................           0.60%*         0.60%           0.60%          0.60%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .............................................           4.08%*         4.19%(2)        4.35%          4.88%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .............................................           0.74%*         0.74%           0.77%          0.86%*
   Ratio of Net Investment Income (Loss) Before Fee
     Waivers to Average Net Assets ..........................           3.94%*         4.05%(2)        4.18%          4.62%*
   Portfolio Turnover Rate ..................................              7%            14%             23%            10%



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003



1. Organization

Pitcairn Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was established as a Delaware business trust on March 24, 2000. Nine series of shares (each "a Fund" and collectively "the Funds") have been established under the Trust's Declaration of Trust. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Fund. Pitcairn Funds include Diversified Value Fund, Select Value Fund, Diversified Growth Fund, Select Growth Fund, Small Cap Fund (formerly Small Cap Core Fund), Family Heritage(R) Fund, International Equity Fund, (the "Equity Funds"), Taxable Bond Fund and Tax-Exempt Bond Fund (the "Bond Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange, including foreign securities, are stated at the last quoted sales price at the end of regular trading, if readily available for such securities on each business day. Equity securities traded on NASDAQ national market system are stated at the NASDAQ official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market  quotations  are readily  available are valued at the most recent bid price determined by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other electronic data processing techniques. Debt obligations with sixty days or less until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued when earned. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with a master repurchase agreement facility, the Funds invest in repurchase agreements secured by government securities. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral be sufficient to cover principal and interest in the event of default by the counterparty.

     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES SOLD SHORT -- A Fund may sell a security short that is identical to a security held in the respective Fund's investment portfolio by borrowing and selling the identical security in the secondary market. The Fund records the borrowed securities sold short at market value in its investment portfolio. Where a Fund sells short in this manner, the cash proceeds from the short sale are held on deposit as collateral for the borrowed securities. Until a short position is closed, changes in the value of the securities sold short are reflected as unrealized gains or losses in the Statement of Operations of the Fund.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are translated into U.S. dollars on the following basis:

          (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

          (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate thatportion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



     held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of April 30, 2003, the following forward foreign currency contracts were outstanding:

                                         IN
     MATURITY        CONTRACTS TO     EXCHANGE     UNREALIZED
     DATE           DELIVER/RECEIVE     FOR       DEPRECIATION
     --------       ---------------   --------    ------------
     FOREIGN CURRENCY PURCHASES:
     05/05/03  EU      40,923        $ 45,724        $   (63)
     05/01/03-
      05/06/03 UK      17,699          28,289             (9)
     05/05/03  HK      93,047          11,931             (1)
                                                     -------
                                                         (73)
     FOREIGN CURRENCY SALES:
     5/1/03    JP    1,417,512         11,768           (117)
     5/5/03    SK    1,238,890        149,426         (1,993)
                                                     -------
                                                      (2,110)
                                                     -------
                                                     $(2,183)
                                                     =======
     CURRENCY LEGEND
     EU  Euro
     HK  Hong Kong Dollar
     JP  Japanese Yen
     SK  Swedish Krona
     UK  British Pound Sterling

     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

     FOREIGN WITHHOLDING TAXES -- A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

     DISTRIBUTIONS   --  Distributions  to  shareholders  are  recorded  on  the ex-dividend date.

3. Investment Advisory, Administration, Shareholder Services and Distribution Agreements

Pitcairn Investment Management (the "Adviser"), a division of Pitcairn Trust Company ("PTC"), serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated August 4, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement with the Trust (the "Expense Limitation Agreement"),pursuant to which it has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds are limited to a specified percentage of the average daily net assets of each Fund, through the fiscal year ending October 31, 2003. This limitation is net of securities lending revenue, if any, and exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses.

Each Fund may at a later date reimburse the Adviser for the fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement during any of the previous two fiscal years, provided that the Fund has reached sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated in the following table, and the Adviser remains the investment adviser to the Fund. Consequently, no reimbursement by the Fund will be made unless the Fund's assets exceed $10 million; the Fund's total annual operating expense ratio is less than the percentage stated in the following chart; and the payment of such reimbursement has been approved by the Trust's Board of Trustees. The advisory fee, expense limitations, and amounts which are subject to recapture through October 31, 2005, are as follows:

                                                        FEES SUBJECT
                                                        TO RECAPTURE
                           ADVISORY   EXPENSE  THROUGH     THROUGH     THROUGH
FUND                          FEE       CAP    10/31/03    10/31/04    10/31/05
----                       --------   -------  --------    --------    --------
Diversified Value Fund ...... 0.70%    1.00%   $249,076    $154,726    $72,509
Select Value Fund ........... 0.70     1.00     129,289      98,360     48,599
Diversified Growth Fund ..... 0.70     1.00     226,448     124,045     58,947
Select Growth Fund .......... 0.85     1.15     126,584     105,478     48,842
Small Cap Fund .............. 0.70     1.00     126,349      57,892         --
Family Heritage(R) Fund ..... 0.90     1.20     147,620      68,740     44,319
International Equity Fund ... 0.95     1.25     281,204     161,088    112,996
Taxable Bond Fund ........... 0.40     0.70     107,215      74,230     46,659
Tax-Exempt Bond Fund ........ 0.30     0.60     180,771     157,408     78,078

While Pitcairn Investment Management serves as the overall investment adviser to the Funds, it has engaged specialty portfolio managers to make investment decisions for all or a portion of certain Funds. The Adviser has engaged Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and
Brandywine Asset Management, LLC to serve as the portfolio managers to the International Equity Fund and Sands Capital Management, Inc. to serve as the portfolio manager for the Select Growth Fund. The Adviser is responsible for payment of sub-advisory fees to each of the portfolio managers.

The Trust and SEI Investments Global Funds Services, (the "Administrator") have entered into an Administration Agreement (the "Administration Agreement") dated August 1, 2000. Under the terms of the Administration Agreement, the Administrator receives a fee calculated daily and paid monthly at an annual rate of 0.08% of the average daily net assets of each Fund, subject to certain minimum annual fees.

The Board of Trustees of the Trust has adopted a Shareholder Services Plan (the "Plan") for the purpose of paying for shareholder servicing activities. Pursuant to the Plan, each Fund is authorized to pay to any Authorized Service Provider, which may include PTC or its affiliates, as compensation for service activities rendered by the Authorized Service Provider to shareholders of a Fund, a shareholder service fee at the rate of 0.25% on an annual basis of the average daily net assets serviced by the Authorized Service Provider. Such fee is calculated daily and paid monthly or at

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2003



such other intervals as the Board shall determine. Pursuant to the Plan, the Board of Trustees of the Trust has adopted a Shareholder Services Agreement whereby PTC provides shareholder services. Pursuant to this agreement, PTC receives the aforementioned fee.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement.

4. Transactions with affiliates

Certain Trustees and officers of the Funds are also Directors and officers of the Adviser, Administrator and/or Distributor. These Trustees and officers of the Funds are paid no fees by the Funds for serving as either a Trustee or an officer of the Funds.

As of April 30, 2003, PTC, in its fiduciary and/or custodian capacity for trusts and other accounts holding Fund shares, is the record owner of all the outstanding shares of each Fund, and has or shares power to vote or dispose of these shares. In most cases, voting these Fund shares will require the consent of the other co-trustees. Members of the Pitcairn family serve, in various combinations, as co-trustee with PTC on trusts that are the beneficial owners of shares of the Funds. As co-trustees, these individuals share voting power to dispose of Fund shares with PTC.


The Funds have entered into agreements with SEI Investments to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments received the following amounts for the six month period ended April 30, 2003:

Diversified Value Fund.....................   $   53
Select Value Fund..........................       18
Diversified Growth Fund....................       66
Select Growth Fund.........................       95
Small Cap Fund.............................       98
Family Heritage(R) Fund....................       18
International Equity Fund..................    1,199
Taxable Bond Fund..........................      195

5. Investment Transactions

The cost of securities purchased and the proceeds from securities sold, other than temporary cash investments, during the six month period ended April 30, 2003 were as follows:

                                        U.S. GOVERNMENT      OTHER INVESTMENT
                                           SECURITIES           SECURITIES
                                      ------------------   -------------------
                                      PURCHASES    SALES   PURCHASES    SALES
                                        (000)      (000)     (000)      (000)
                                      ---------  -------   -------     -------
Diversified Value Fund...........     $    --    $    --   $35,585     $39,958
Select Value Fund................          --         --    20,025      22,138
Diversified Growth Fund..........          --         --    25,785      28,363
Select Growth Fund...............          --         --     7,057       7,183
Small Cap Fund...................          --         --    70,406      51,561
Family Heritage(R) Fund..........          --         --     6,277      11,616
International Equity Fund........          --         --    71,063      75,421
Taxable Bond Fund................          --      2,097     3,308       2,847
Tax-Exempt Bond Fund.............          --         --     7,830       9,421

6. Federal Taxes

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of October 31, 2002, the following Funds had capital loss carryforwards that can be used to offset future capital gains through the indicated expiration dates:

                                    2008     2009      2010        TOTAL
                                    (000)    (000)     (000)       (000)
                                   ------   -------   -------    -------
Diversified Value Fund..........   $  171   $    --   $ 2,855    $ 3,026
Select Value Fund...............       57        --     2,797      2,854
Diversified Growth Fund.........      670    25,419    35,399     61,488
Select Growth Fund..............       --     9,204    12,366     21,570
Small Cap Fund..................      147        --       918      1,065
Family Heritage(R) Fund.........    1,614     3,678     2,799      8,091
International Equity Fund.......       --    16,339    24,092     40,431
Taxable Bond Fund...............       --        --     1,398      1,398

At April 30, 2003, the total cost of securities for Federal income tax purposes and the related aggregate gross unrealized appreciation and depreciation on investment securities were as follows:

                                                                           NET
                                                                       UNREALIZED
                                     FEDERAL  APPRECIATED DEPRECIATED APPRECIATION
                                    TAX COST  SECURITIES  SECURITIES (DEPRECIATION)
                                      (000)      (000)       (000)       (000)
                                    --------- ----------- ---------- --------------
Diversified Value Fund.............. $139,782   $ 7,540   $(17,670)  $(10,130)
Select Value Fund...................   51,212     2,855     (3,764)      (909)
Diversified Growth Fund.............  112,417     4,151    (27,882)   (23,731)
Select Growth Fund..................   43,884     4,119     (7,671)    (3,552)
Small Cap Fund......................   80,577    15,341     (3,215)    12,126
Family Heritage(R) Fund.............   89,375     9,289    (19,255)    (9,966)
International Equity Fund...........   86,604     3,795     (6,122)    (2,327)
Taxable Bond Fund...................   47,482     3,252         --      3,252
Tax-Exempt Bond Fund................  105,137    10,119         (2)    10,117


7. Risks of International Investing

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



8. Margin Loans with Brokers

During the six month period ended April 30, 2003, the Small Cap Fund had outstanding borrowings under margin loans with brokers. The interest expense incurred, outstanding borrowings and interest rate were as follows:

                                                MAXIMUM
                                    AVERAGE    OUTSTANDING  AVERAGE
                        INTEREST  OUTSTANDING    AT ANY    INTEREST
                         EXPENSE  BORROWINGS    MONTH END    RATE
                        --------- -----------  ----------- --------
Small Cap Fund.......... $19,522  $2,577,914   $2,806,778    1.53%

9. Securities Lending


Each of the Funds may lend its portfolio securities to brokers, dealers, and financial institutions, provided that collateral equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund's custodian and is maintained each business day in a segregated account pursuant to applicable regulations. However, due to market fluctuations, the collateral may fall under 100% of the market value of the securities on loan. On the next business day, the collateral is adjusted to meet the 100% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. While such securities are on loan, the borrower pays the lending Fund income accruing thereon, and the Fund invests cash collateral in permissible securities, thereby earning additional income. The loan is terminated when the borrowed securities are returned. Any gain or loss in the market price of the borrowed securities, which occurs during the term of the loan, inures to the lending Fund. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities loaned should the borrower of the securities fail financially. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with the loan. The market value of the securities on loan, which may include pending transactions, and the market value of the collateral as of April 30, 2003, were as follows:


                                  MARKET VALUE        MARKET
                                  OF SECURITIES      VALUE OF
                                     ON LOAN        COLLATERAL
                                      (000)            (000)
                                  -------------     ----------
Diversified Value Fund...........    $ 8,966         $ 9,215
Select Value Fund................      4,210           4,351
Diversified Growth Fund..........      6,820           7,004
Select Growth Fund...............      4,995           5,031
Small Cap Fund...................     25,032          25,487
Family Heritage(R) Fund..........     15,787          16,022
International Equity Fund........      1,921           7,938
Taxable Bond Fund................     12,453          12,819

10. Fund Reorganization

The Trustees of the Small Cap Fund unanimously approved a Plan of Reorganization which resulted in the transfer of all of the assets and liabilities of the Small Cap Fund to the Small Cap Core Fund in exchange for shares of the Small Cap Core Fund after the close of business on October 31, 2002. The shareholders of the Small Cap Fund exchanged 5,536,781 shares and received 2,602,903 shares of the Small Cap Core Fund with an aggregate value of $25,687,425.

The value of the Small Cap Fund on October 31, 2002 was $25,687,425, which included $4,381,612 in unrealized depreciation, $158,233 in accumulated net investment loss and $23,046,960 in accumulated net realized losses. Upon the business combination of the Funds after the close of business on October 31, 2002, the value of the Small Cap Core Fund was $75,783,828.

                                      NOTES

INVESTMENT ADVISER
Pitcairn Investment Management
One Pitcairn Place, Suite 3000
165 Township Line Road
Jenkintown, PA 19046

SUB-ADVISERS (INTERNATIONAL EQUITY FUND)
Oechsle International Advisors, LLC
One International Place, 23rd Floor
Boston, MA 02110

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Brandywine Asset Management, LLC
3 Christiana Centre, Suite 1200
201 North Walnut Street
Wilmington, DE 19801

SUB-ADVISER (SELECT GROWTH FUND)
Sands Capital Management, Inc.
1001 19th Street North, Suite 1450
Arlington, VA 22209

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006

LEGAL COUNSEL TO INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103

BOARD OF TRUSTEES
Alvin A. Clay III, President and Chief Executive Officer
Dirk Junge, Chairman and Vice President
Carleton A. Holstrom
George M. Chamberlain, Jr., Esq.
James R. Wood

                                 [LOGO OMITTED]
                                 PITCAIRN FUNDS

                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                            Jenkintown, PA 19046-3531

ITEM 2.    CODE OF ETHICS.

           Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are filed herewith. Officer certifications as required by Section 906 of the Sarbanes Oxley Act of 2002 also accompany this filing as an Exhibit.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Pitcairn Funds


By (Signature and Title)*                  /s/ Alvin A. Clay III
                                           -------------------------------------
                                           Alvin A. Clay III, Trustee, President
                                           and CEO

Date 6/27/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Alvin A. Clay III
                                           -------------------------------------
                                           Alvin A. Clay III, Trustee, President
                                           and CEO

Date 6/27/03


By (Signature and Title)*                  /s/ William McCormick
                                           -------------------------------------
                                           William McCormick, CFO, CAO and
                                           Treasurer

Date 6/27/03
* Print the name and title of each signing officer under his or her signature.